Nuveen Credit Income Fund

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.4%

	CORPORATE BONDS – 56.6%

	Aerospace & Defense – 0.6%

$430	Bombardier Inc, 144A	7.125%	6/15/26	CCC+	$451,500

450	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	497,250
880	Total Aerospace & Defense				948,750

	Airlines – 1.9%

937	Air Canada 2020-2 Class A Pass Through Trust, 144A	5.250%	4/01/29	A	1,011,598

911	Air Canada 2020-2 Class B Pass Through Trust, 144A	9.000%	10/01/25	BBB–	1,009,739

292	British Airways 2020-1 Class A Pass Through Trust, 144A	4.250%	11/15/32	A+	314,551

835	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	A	934,096
2,975	Total Airlines				3,269,984

	Auto Components – 1.9%

265	Dornoch Debt Merger Sub Inc, 144A, (WI/DD)	6.625%	10/15/29	Caa1	265,000

295	Goodyear Tire & Rubber Co, 144A	5.000%	7/15/29	BB–	313,069

1,000	Goodyear Tire & Rubber Co, 144A	5.250%	7/15/31	BB–	1,065,000

750	Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 144A	5.000%	5/07/28	BB–	749,250

100	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	103,720

850	Tupy Overseas SA, 144A, (3)	4.500%	2/16/31	BB	825,180
3,260	Total Auto Components				3,321,219

	Banks – 2.0%

450	Access Bank PLC, 144A, (3)	6.125%	9/21/26	B2	452,790

750	Akbank TAS, 144A, (3)	5.125%	3/31/25	B+	749,850

715	Banco do Brasil SA/Cayman, 144A	3.250%	9/30/26	Ba2	714,642

750	Credit Bank of Moscow Via CBOM Finance PLC, 144A	3.875%	9/21/26	BB	739,950

750	Turkiye Vakiflar Bankasi TAO, 144A	5.500%	10/01/26	B+	726,525
3,415	Total Banks				3,383,757

	Beverages – 0.7%

1,225	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	1,221,754

	Biotechnology – 0.4%

750	Emergent BioSolutions Inc, 144A	3.875%	8/15/28	BB–	729,375

	Building Products – 0.2%

285	SRS Distribution Inc, 144A	4.625%	7/01/28	B–	290,757

	Capital Markets – 0.4%

750	B3 SA - Brasil Bolsa Balcao, 144A	4.125%	9/20/31	Ba1	734,813

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals – 3.0%

$1,275	Consolidated Energy Finance SA, 144A	5.625%	10/15/28	B+	$1,275,000

1,100	Olympus Water US Holding Corp, 144A, (WI/DD)	4.250%	10/01/28	B2	1,084,022

550	Olympus Water US Holding Corp, 144A, (WI/DD)	6.250%	10/01/29	CCC+	545,022

675	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	716,344

590	Tronox Inc, 144A	4.625%	3/15/29	B	587,050

350	Unifrax Escrow Issuer Corp, 144A	5.250%	9/30/28	BB	354,375

175	Unifrax Escrow Issuer Corp, 144A	7.500%	9/30/29	CCC+	179,335

450	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	463,505
5,165	Total Chemicals				5,204,653

	Commercial Services & Supplies – 1.7%

750	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28	BB–	748,837

650	GFL Environmental Inc, 144A	4.750%	6/15/29	B–	667,875

500	Pitney Bowes Inc, 144A	6.875%	3/15/27	N/R	526,250

500	Pitney Bowes Inc, 144A, (3)	7.250%	3/15/29	BB	525,625

525	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	503,675
2,925	Total Commercial Services & Supplies				2,972,262

	Communications Equipment – 0.5%

425	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	439,182

450	Vodafone Group PLC	4.125%	6/04/81	BB+	455,643
875	Total Communications Equipment				894,825

	Construction & Engineering – 0.2%

400	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 144A, (3)	4.050%	4/27/26	BB+	401,000

	Diversified Financial Services – 1.0%

260	HCRX Investments Holdco LP, 144A	4.500%	8/01/29	B2	261,300

250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.530%	6/07/24	N/R	255,175

300	Sanders Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.500% spread), (4)	3.533%	4/07/25	N/R	302,670

250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.533%	4/07/22	N/R	200,000

750	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (4)	6.278%	12/07/23	N/R	772,800
1,810	Total Diversified Financial Services				1,791,945

	Diversified Telecommunication Services – 1.0%

750	Avaya Inc, 144A	6.125%	9/15/28	BB	788,603

965	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	985,921
1,715	Total Diversified Telecommunication Services				1,774,524

	Electric Utilities – 2.3%

450	Edison International	5.375%	N/A (9)	BB+	465,322

750	Eskom Holdings SOC Ltd, 144A	7.125%	2/11/25	CCC+	779,862

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$750	Instituto Costarricense de Electricidad, 144A	6.750%	10/07/31	N/R	$743,302

750	Pampa Energia SA, Reg S	7.500%	1/24/27	B–	691,399

750	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, Reg S	4.500%	7/14/28	Ba3	766,197

560	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	585,900
4,010	Total Electric Utilities				4,031,982

	Electronic Equipment, Instruments & Components – 1.0%

1,650	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	1,706,956

	Energy Equipment & Services – 0.6%

500	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	517,113

500	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B1	506,250

2,704	Metro Exploration Holding Corp	0.000%	N/A (9)	N/R	270

447	Metro Exploration Holding Corp, (5)	0.000%	N/A (9)	N/R	4
4,151	Total Energy Equipment & Services				1,023,637

	Equity Real Estate Investment Trust – 1.5%

375	MPH Acquisition Holdings LLC, 144A, (3)	5.750%	11/01/28	B–	353,243

375	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	385,959

525	RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB–	524,181

750	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	BB+	765,937

590	XHR LP, 144A	4.875%	6/01/29	B1	605,983
2,615	Total Equity Real Estate Investment Trust				2,635,303

	Food & Staples Retailing – 0.8%

1,000	Performance Food Group Inc, 144A	4.250%	8/01/29	B+	1,002,500

350	United Natural Foods Inc, 144A	6.750%	10/15/28	B3	378,875
1,350	Total Food & Staples Retailing				1,381,375

	Gas Utilities – 0.1%

125	Suburban Propane Partners LP/Suburban Energy Finance Corp, 144A	5.000%	6/01/31	BB–	129,688

	Health Care Equipment & Supplies – 0.5%

200	180 Medical Inc, 144A	3.875%	10/15/29	BB+	201,750

425	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	3.875%	4/01/29	B+	425,000

220	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	5.250%	10/01/29	B–	220,000
845	Total Health Care Equipment & Supplies				846,750

	Health Care Providers & Services – 3.4%

300	AdaptHealth LLC, 144A	5.125%	3/01/30	B1	300,150

555	AHP Health Partners Inc, 144A	5.750%	7/15/29	CCC+	560,550

1,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,002,350

750	Global Medical Response Inc, 144A	6.500%	10/01/25	B	775,312

300	HealthEquity Inc, 144A, (WI/DD)	4.500%	10/01/29	B	304,500

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$775	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	$753,688

650	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	628,147

1,375	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,444,403
5,705	Total Health Care Providers & Services				5,769,100

	Health Care Technology – 0.2%

375	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	373,969

	Hotels, Restaurants & Leisure – 4.4%

450	Boyd Gaming Corp, 144A	4.750%	6/15/31	B	464,063

1,000	Carnival Corp, 144A	5.750%	3/01/27	B	1,033,750

1,610	Cinemark USA Inc, 144A	5.250%	7/15/28	B	1,585,850

420	Constellation Merger Sub Inc, 144A	8.500%	9/15/25	CCC–	407,400

620	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB–	632,400

925	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	936,562

865	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp, 144A	5.625%	9/01/29	B3	873,650

865	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp, 144A	5.875%	9/01/31	B3	873,907

750	Wynn Macau Ltd, 144A	5.625%	8/26/28	BB–	713,953
7,505	Total Hotels, Restaurants & Leisure				7,521,535

	Household Durables – 0.2%

325	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	339,373

	Independent Power & Renewable Electricity Producers – 1.0%

510	Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	509,363

739	Greenko Dutch BV, 144A	3.850%	3/29/26	Ba1	749,831

400	Investment Energy Resources Ltd, 144A	6.250%	4/26/29	BB–	432,000
1,649	Total Independent Power & Renewable Electricity Producers				1,691,194

	Industrial Conglomerates – 0.9%

450	Bidvest Group (UK) PLC, 144A	3.625%	9/23/26	Ba2	449,685

1,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB	1,037,500
1,450	Total Industrial Conglomerates				1,487,185

	Insurance – 1.2%

700	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	692,125

260	AmWINS Group Inc, 144A	4.875%	6/30/29	B–	263,653

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (4)	6.030%	4/07/25	N/R	512,850

550	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.510% spread), (4)	6.540%	12/06/24	N/R	564,465
2,010	Total Insurance				2,033,093

	IT Services – 0.3%

500	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	503,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Leisure Products – 0.6%

$1,000	Academy Ltd, 144A	6.000%	11/15/27	Ba3	$1,080,000

	Machinery – 0.0%

75	Roller Bearing Co of America Inc, 144A, (WI/DD)	4.375%	10/15/29	B+	76,875

	Media – 2.1%

750	Altice Financing SA, 144A	5.000%	1/15/28	B	723,169

585	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	608,400

250	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A, (3)	5.375%	8/15/26	Caa1	165,000

750	Getty Images Inc, 144A	9.750%	3/01/27	CCC+	798,750

425	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	437,729

825	Univision Communications Inc, 144A	4.500%	5/01/29	B1	838,406
3,585	Total Media				3,571,454

	Metals & Mining – 1.0%

450	Allegheny Technologies Inc	4.875%	10/01/29	B	451,687

300	Allegheny Technologies Inc	5.125%	10/01/31	B	302,310

350	Cia de Minas Buenaventura SAA, 144A	5.500%	7/23/26	BB	345,993

480	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	B	532,200
1,580	Total Metals & Mining				1,632,190

	Multiline Retail – 0.4%

750	JSM Global Sarl, 144A	4.750%	10/20/30	Ba1	763,132

	Oil, Gas & Consumable Fuels – 8.4%

665	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB–	684,950

439	Antero Resources Corp, 144A	8.375%	7/15/26	BB–	497,268

380	CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB–	385,881

1,140	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	1,173,288

180	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	182,531

150	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	159,711

400	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	449,900

200	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	5.750%	2/01/29	BB–	205,500

175	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB–	179,813

750	Hunt Oil Co of Peru LLC Sucursal Del Peru, 144A	6.375%	6/01/28	BBB	752,820

500	Kosmos Energy Ltd, 144A	7.500%	3/01/28	B+	485,000

675	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	690,187

500	Murphy Oil Corp	5.875%	12/01/27	BB+	520,375

700	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB–	669,375

350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	356,563

1,100	Occidental Petroleum Corp	8.875%	7/15/30	BB	1,494,273

375	OQ SAOC, 144A	5.125%	5/06/28	BB–	379,305

175	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	165,813

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$500	Peru LNG Srl, 144A	5.375%	3/22/30	B+	$405,000

750	Petroleos Mexicanos	5.950%	1/28/31	BBB	727,050

965	Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B+	927,505

750	SierraCol Energy Andina LLC, 144A	6.000%	6/15/28	B1	733,275

500	SM Energy Co	5.625%	6/01/25	B	502,865

120	SM Energy Co, (3)	6.500%	7/15/28	B	124,238

500	Southwestern Energy Co	5.375%	3/15/30	BB	539,612

520	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	518,050

500	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	529,300
13,959	Total Oil, Gas & Consumable Fuels				14,439,448

	Personal Products – 1.0%

1,205	Coty Inc, 144A	5.000%	4/15/26	B1	1,230,944

450	Natura Cosmeticos SA, 144A	4.125%	5/03/28	BB	455,512
1,655	Total Personal Products				1,686,456

	Pharmaceuticals – 1.0%

100	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	94,872

650	Bausch Health Cos Inc, 144A	4.875%	6/01/28	BB	673,562

100	Bausch Health Cos Inc, 144A	7.250%	5/30/29	B	102,485

350	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B–	350,000

300	Organon & Co, 144A	4.125%	4/30/28	BB	306,000

200	Organon & Co, 144A	5.125%	4/30/31	BB–	210,070
1,700	Total Pharmaceuticals				1,736,989

	Real Estate Management & Development – 2.4%

750	Agile Group Holdings Ltd, (3)	5.500%	5/17/26	BB–	693,732

750	Arabian Centres Sukuk II Ltd, 144A	5.625%	10/07/26	BB+	780,450

750	Hunt Cos Inc, 144A	5.250%	4/15/29	BB–	735,000

550	Kennedy-Wilson Inc	4.750%	3/01/29	BB	559,625

575	Kennedy-Wilson Inc	5.000%	3/01/31	BB	587,937

750	Logan Group Co Ltd	4.500%	1/13/28	BB	682,751
4,125	Total Real Estate Management & Development				4,039,495

	Road & Rail – 0.4%

670	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	660,788

	Software – 1.1%

750	Elastic NV, 144A	4.125%	7/15/29	B+	753,750

1,100	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	1,089,000
1,850	Total Software				1,842,750

	Specialty Retail – 2.3%

600	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	586,437

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail (continued)

$675	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	$654,750

800	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	820,856

50	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	51,304

475	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	489,962

500	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	519,612

750	Staples Inc, 144A	7.500%	4/15/26	B	760,669
3,850	Total Specialty Retail				3,883,590

	Technology Hardware, Storage & Peripherals – 1.1%

500	Diebold Nixdorf Inc, (3)	8.500%	4/15/24	Caa1	510,625

500	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B2	547,190

850	NCR Corp, 144A	5.125%	4/15/29	N/R	876,562
1,850	Total Technology Hardware, Storage & Peripherals				1,934,377

	Textiles, Apparel & Luxury Goods – 0.3%

545	Wolverine World Wide Inc, 144A	4.000%	8/15/29	BB	550,450

	Trading Companies & Distributors – 0.3%

450	Air Lease Corp	4.650%	N/A (9)	BB+	470,813

	Wireless Telecommunication Services – 0.3%

475	Empresa Nacional de Telecomunicaciones SA, 144A	3.050%	9/14/32	BBB–	466,688
$98,814	Total Corporate Bonds (cost $98,036,181)				97,250,003

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 18.7%

$1,250	Affirm Asset Securitization Trust 2021-A, 144A	5.650%	8/15/25	N/R	$1,273,137

500	Aimco CLO 11 Ltd, 144A, (3-Month LIBOR reference rate + 7.250% spread), (4)	7.376%	10/15/31	BB–	500,039

250	Aimco CLO 12 Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (4)	6.884%	1/17/32	BB–	249,137

1,000	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (4)	4.084%	4/15/34	BB–	1,006,268

1,000	Battalion CLO VIII Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (4)	6.884%	7/18/30	Ba2	993,351

1,000	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,011,256

3	Carvana Auto Receivables Trust, 144A	1.000%	5/10/28	N/R	1,229,100

869	Castlelake Aircraft Structured Trust 2021-1, 144A	6.656%	1/15/46	Baa2	939,594

500	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 6.250% spread), (4)	6.360%	7/15/36	Ba3	499,987

1,000	COMM 2014-CCRE15 Mortgage Trust, 144A	4.863%	2/10/47	Baa3	1,036,924

1,000	COMM 2014-CCRE19 Mortgage Trust, 144A	4.860%	8/10/47	BBB–	994,480

1,000	COMM 2014-UBS3 Mortgage Trust, 144A	4.927%	6/10/47	N/R	1,007,712

485	COMM 2015-CCRE25 Mortgage Trust	3.931%	8/10/48	BB	456,656

20,300	DOLP Trust 2021-NYC, 144A	0.665%	5/10/41	A–	983,667

500	Farmer Mac Agricultural Real Estate Trust 1992-A, 144A	3.254%	1/25/51	N/R	431,250

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$4	Freddie Mac Multifamily Structured Pass Through Certificates			2.801%	10/25/55	N/R	$949

100	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (4)			2.586%	2/25/50	B	100,244

300	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.000% spread), (4)			4.050%	11/25/50	B2	315,188

1,000	GS Mortgage Securities Corp Trust 2017-SLP, 144A			4.744%	10/10/32	B	997,587

350	GS Mortgage Securities Trust 2019-GC40, 144A			3.668%	7/10/52	B–	351,476

499	HIN Timeshare Trust 2020-A, 144A			5.500%	10/09/39	BB	518,032

642	HIN Timeshare Trust 2020-A, 144A			6.500%	10/09/39	B	657,107

800	JPMBB Commercial Mortgage Securities Trust 2014-C22			4.705%	9/15/47	BBB	787,845

500	JPMBB Commercial Mortgage Securities Trust 2015-C29			4.337%	5/15/48	A–	493,777

1,000	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A			4.544%	9/15/50	BBB	1,014,147

964	MAPS 2021-1 Trust, 144A			5.437%	6/15/46	Ba1	968,997

1,700	Mosaic Solar Loan Trust 2020-1, 144A			0.000%	4/20/46	N/R	1,436,500

550	Mosaic Solar Loan Trust 2020-2, 144A			5.420%	8/20/46	N/R	564,283

1,436	Mosaic Solar Loans LLC, 144A			0.000%	9/20/40	N/R	962,358

507	MVW 2020-1 LLC, 144A			7.140%	10/20/37	BB	551,938

500	NBC Funding LLC, 144A			4.970%	7/30/51	N/R	503,436

1,000	Neuberger Berman CLO XVI-S Ltd, 144A, (3-Month LIBOR reference rate + 8.290% spread), (4)			1.000%	4/15/34	B–	973,677

500	Neuberger Berman Loan Advisers CLO 35 Ltd, 144A, (3-Month LIBOR reference rate + 7.000% spread), (4)			7.134%	1/19/33	BB–	500,869

1,000	Oportun Funding XIV LLC, 144A			5.400%	3/08/28	N/R	1,013,028

750	Oportun Issuance Trust 2021-B, 144A			5.410%	5/08/31	N/R	753,727

1,000	Palmer Square CLO 2019-1 Ltd, 144A, (3-Month LIBOR reference rate + 8.500% spread), (4)			8.625%	11/14/32	B–	997,465

250	Purchasing Power Funding 2021-A LLC, 144A			4.370%	10/15/25	N/R	252,086

1,000	Regional Management Issuance Trust 2021-1, 144A			5.070%	3/17/31	BB–	1,020,752

750	Thayer Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 8.870% spread), (4)			1.000%	4/20/34	B–	746,055

961	Vivint Solar Financing V LLC, 144A			7.370%	4/30/48	N/R	1,016,881

1,000	VNDO Mortgage Trust, Series 2016-350P, 144A			4.033%	1/10/35	BB–	972,475

1,108	VR Funding LLC, 144A			6.420%	11/15/50	N/R	1,124,452
$50,828	Total Asset-Backed and Mortgage-Backed Securities (cost $31,576,491)						32,207,889

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 12.3% (6)

	Airlines – 0.6%

$500	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	$532,470

497	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	502,052
997	Total Airlines						1,034,522

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Auto Components – 0.3%

$500	Truck Hero, Inc., Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.250%	2/24/28	B2	$499,083

	Beverages – 0.3%

500	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	496,458

	Chemicals – 0.1%

175	Diamond BC BV, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	175,352

	Commercial Services & Supplies – 1.7%

373	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	376,763

219	Gopher Resource, LLC, Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	1/28/25	B	203,086

672	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	671,793

1,538	Spin Holdco Inc., Term Loan, (DD1)	4.750%	3-Month LIBOR	4.000%	3/04/28	B–	1,544,104

198	TMK Hawk Parent Corp., Term Loan, First Lien	3.584%	1-Month LIBOR	3.500%	8/30/24	CC	162,729
3,000	Total Commercial Services & Supplies						2,958,475

	Construction & Engineering – 0.3%

500	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	504,375

	Food & Staples Retailing – 0.3%

495	Shearer’s Foods, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	8/01/27	B2	495,009

	Health Care Providers & Services – 0.6%

149	eResearchTechnology, Inc., Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	2/04/27	B2	150,154

449	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	453,139

372	US Radiology Specialists, Inc., Term Loan	5.632%	3-Month LIBOR	5.500%	12/15/27	B–	374,397
970	Total Health Care Providers & Services						977,690

	Hotels, Restaurants & Leisure – 1.0%

995	ClubCorp Holdings, Inc., Term Loan B	2.882%	3-Month LIBOR	2.750%	9/18/24	B–	937,343

744	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B–	750,414
1,739	Total Hotels, Restaurants & Leisure						1,687,757

	Insurance – 0.3%

16	OneDigital Borrower LLC, Delayed Draw Term Loan	5.250%	3-Month LIBOR	5.250%	10/29/27	N/R	15,710

483	OneDigital Borrower LLC, Term Loan	5.250%	3-Month LIBOR	4.500%	10/29/27	N/R	485,783
499	Total Insurance						501,493

	Internet & Direct Marketing Retail – 0.3%

473	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	473,710

	IT Services – 1.1%

499	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	501,346

500	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB–	500,625

862	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	863,479
1,861	Total IT Services						1,865,450

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Machinery – 0.1%

$247	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	$248,136

	Media – 0.5%

700	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB–	701,239

124	Radiate Holdco, LLC, Term Loan	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	124,099
824	Total Media						825,338

	Oil, Gas & Consumable Fuels – 0.2%

32	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	31,715

292	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	292,751
324	Total Oil, Gas & Consumable Fuels						324,466

	Paper & Forest Products – 0.5%

835	Sylvamo Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	833,956

	Pharmaceuticals – 1.1%

390	Endo Luxembourg Finance Company I S.a r.l., Term Loan	6.000%	3-Month LIBOR	5.000%	3/25/28	B–	382,624

299	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB–	299,619

748	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	749,999

500	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	501,875
1,937	Total Pharmaceuticals						1,934,117

	Professional Services – 1.3%

344	Da Vinci Purchaser Corp., Term Loan	5.000%	1-Month LIBOR	4.000%	11/26/26	B	345,443

980	Dun & Bradstreet Corporation (The), Term Loan	3.336%	1-Month LIBOR	3.250%	2/08/26	BB+	980,582

500	EAB Global, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	498,062

386	Nielsen Consumer Inc., Term Loan B	4.084%	1-Month LIBOR	4.000%	3/05/28	BB	387,496
2,210	Total Professional Services						2,211,583

	Semiconductors & Semiconductor Equipment – 0.2%

338	Ultra Clean Holdings, Inc, Term Loan B	3.834%	1-Month LIBOR	3.750%	8/27/25	B1	339,158

	Software – 0.9%

350	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	352,261

198	Camelot U.S. Acquisition 1 Co., Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	199,214

500	Finastra USA, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB–	496,682

571	Sophia, L.P., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	573,481
1,619	Total Software						1,621,638

	Specialty Retail – 0.3%

425	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB–	426,517

174	WOOF Holdings, Inc, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	12/21/27	B2	174,615
599	Total Specialty Retail						601,132

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Wireless Telecommunication Services – 0.3%

$500	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	$501,303
$21,142	Total Variable Rate Senior Loan Interests (cost $20,800,287)						21,110,201

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 5.1%

	Armenia – 0.4%

$750	Republic of Armenia International Bond, 144A			3.600%	2/02/31	Ba3	$706,875

	Barbados – 0.5%

750	Barbados Government International Bond, 144A			6.500%	10/01/29	B–	753,750

	Egypt – 0.3%

600	Egypt Government International Bond, 144A, (3)			5.875%	2/16/31	B+	551,262

	El Salvador – 0.3%

750	El Salvador Government International Bond, 144A			6.375%	1/18/27	B–	556,883

	Ghana – 0.4%

750	Ghana Government International Bond, 144A			8.625%	4/07/34	B	712,875

	Guatemala – 0.1%

200	Republic of Guatemala, 144A			4.650%	10/07/41	BB–	194,916

	Mongolia – 0.4%

750	Mongolia Government International Bond, 144A			3.500%	7/07/27	B	727,991

	Morocco – 0.4%

750	Morocco Government International Bond, 144A			3.000%	12/15/32	BB+	712,530

	Nigeria – 0.5%

750	Nigeria Government International Bond, 144A, (3)			6.125%	9/28/28	B2	752,070

	Oman – 0.5%

750	Oman Government International Bond, 144A			6.750%	10/28/27	Ba3	833,535

	Pakistan – 0.4%

750	Pakistan Government International Bond, 144A			6.000%	4/08/26	B3	745,312

	Tunisia – 0.5%

1,000	Banque Centrale de Tunisie International Bond, 144A			5.750%	1/30/25	B3	845,404

	Uzbekistan – 0.4%

750	Republic of Uzbekistan Bond, 144A			3.700%	11/25/30	BB–	725,625
$9,300	Total Sovereign Debt (cost $9,096,193)						8,819,028

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 3.1% (8)

	Banks – 2.8%

$600	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (9)	Ba2	$652,500

600	Banco Santander SA	4.750%	N/A (9)	Ba1	611,142

210	Barclays PLC	6.125%	N/A (9)	BBB–	232,445

250	Barclays PLC	4.375%	N/A (9)	BBB–	249,825

400	Credit Suisse Group AG, 144A	5.250%	N/A (9)	BB+	418,500

500	Danske Bank A/S	4.375%	N/A (9)	BBB–	508,780

500	Intesa Sanpaolo SpA, 144A	7.700%	N/A (9)	BB–	564,945

500	Macquarie Bank Ltd/London, 144A	6.125%	N/A (9)	BB+	548,000

200	Natwest Group PLC	8.000%	N/A (9)	BBB–	236,250

300	Societe Generale SA, 144A, (3)	4.750%	N/A (9)	BB+	306,564

400	UniCredit SpA, Reg S	8.000%	N/A (9)	B+	436,500
4,460	Total Banks				4,765,451

	Capital Markets – 0.3%

550	Deutsche Bank AG	6.000%	N/A (9)	BB–	578,875
$5,010	Total Contingent Capital Securities (cost $5,077,118)				5,344,326

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR INSTITUTIONAL PREFERRED – 2.2%

	Automobiles – 0.3%

$500	General Motors Financial Co Inc	5.700%	N/A (9)	BB+	$575,625

	Building Products – 0.3%

475	Cemex SAB de CV, 144A	5.125%	N/A (9)	B	483,792

	Consumer Finance – 0.3%

450	Ally Financial Inc	4.700%	N/A (9)	BB–	468,383

	Energy Equipment & Services – 0.0%

38	Sanjel Corporation, 144A, (5), (10)	7.500%	N/A (9)	N/R	—

	Insurance – 0.6%

550	Assurant Inc, (3)	7.000%	3/27/48	BB+	642,483

425	Enstar Finance LLC	5.750%	9/01/40	BB+	452,868
975	Total Insurance				1,095,351

	Oil, Gas & Consumable Fuels – 0.3%

475	Energy Transfer LP	6.500%	N/A (9)	BB	494,651

	Trading Companies & Distributors – 0.4%

650	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	704,366
$3,563	Total $1,000 Par (or similar) Institutional Preferred (cost $3,475,639)				3,822,168

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.4%

	Banks – 0.6%

18,000	Western Alliance Bancorp, (11), (12)	4.250%		Ba1	$467,280

19,788	Wintrust Financial Corp	6.875%		BB	566,333
	Total Banks				1,033,613

	Food Products – 0.2%

10,903	CHS Inc, (3)	6.750%		N/R	306,592

	Insurance – 0.2%

12,000	Assurant Inc	5.250%		BB+	324,240

	Oil, Gas & Consumable Fuels – 0.4%

27,954	NuStar Energy LP	8.500%		B2	677,325
	Total $25 Par (or similar) Retail Preferred (cost $2,064,235)				2,341,770

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Energy Equipment & Services – 0.0%

6	Golden Close Maritime Corp Ltd, (5), (12)				$—

	Road & Rail – 0.0%

8,907	Jack Cooper Enterprises Inc, (5), (12)				89
	Total Common Stocks (cost $51)				89
	Total Long-Term Investments (cost $170,126,195)				170,895,474

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.2%

	MONEY MARKET FUNDS – 3.2%

5,482,831	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.030% (14)			$5,482,831
	Total Investments Purchased with Collateral from Securities Lending (cost $5,482,831)				5,482,831

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.3%

	REPURCHASE AGREEMENTS – 2.3%

$3,902	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $3,901,591, collateralized by $4,121,200, U.S. Treasury Note, 0.500%, due 6/30/27, value $3,979,694	0.000%	10/01/21		$3,901,591
	Total Short-Term Investments (cost $3,901,591)				3,901,591
	Total Investments (cost $179,510,617) – 104.9%				180,279,896
	Other Assets Less Liabilities – (4.9)%				(8,428,028)
	Net Assets – 100%				$171,851,868

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$97,249,999	$4		$97,250,003
Asset-Backed and Mortgage-Backed Securities	—	32,207,889	—		32,207,889
Variable Rate Senior Loan Interests	—	21,110,201	—		21,110,201
Sovereign Debt	—	8,819,028	—		8,819,028
Contingent Capital Securities	—	5,344,326	—		5,344,326
$1,000 Par (or similar) Institutional Preferred	—	3,822,168	—	*	3,822,168
$25 Par (or similar) Retail Preferred	1,874,490	467,280	—		2,341,770
Common Stocks	—	—	89		89
Investments Purchased with Collateral from Securities Lending	5,482,831	—	—		5,482,831
Short-Term Investments:
Repurchase Agreements	—	3,901,591	—		3,901,591
Total	$7,357,321	$172,922,482	$93		$180,279,896
*	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,054,626.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(11)	For fair value measurement disclosure purposes, investment classified as Level 2.

(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(13)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(14)	The rate shown is the one-day yield as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.6%

	CORPORATE BONDS – 40.2%

	Aerospace & Defense – 0.8%

$2,625	Boeing Co	2.196%	2/04/26	Baa2	$2,644,351

875	Boeing Co	3.625%	2/01/31	Baa2	936,695

670	Boeing Co	3.250%	2/01/35	Baa2	669,938

1,140	Boeing Co	5.705%	5/01/40	Baa2	1,448,662

850	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	965,430

200	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	221,000
6,360	Total Aerospace & Defense				6,886,076

	Airlines – 0.5%

230	Air Canada, 144A	3.875%	8/15/26	Ba2	232,082

762	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	A–	777,099

438	British Airways 2020-1 Class A Pass Through Trust, 144A	4.250%	11/15/32	A+	471,827

418	British Airways 2020-1 Class B Pass Through Trust, 144A	8.375%	11/15/28	BBB	491,066

2,179	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	A	2,439,027
4,027	Total Airlines				4,411,101

	Auto Components – 0.3%

600	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	614,262

90	Clarios Global LP, 144A	6.750%	5/15/25	B1	94,950

150	Dana Inc	4.250%	9/01/30	BB+	154,267

500	Goodyear Tire & Rubber Co, 144A	5.000%	7/15/29	BB–	530,625

1,000	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB–	1,074,650
2,340	Total Auto Components				2,468,754

	Automobiles – 0.5%

250	Ford Motor Co	9.000%	4/22/25	BB+	300,632

3,695	General Motors Financial Co Inc	3.600%	6/21/30	BBB	3,963,373
3,945	Total Automobiles				4,264,005

	Banks – 6.5%

1,200	Access Bank PLC, 144A	6.125%	9/21/26	B2	1,207,440

375	African Export-Import Bank, 144A	2.634%	5/17/26	Baa1	383,029

1,450	Akbank TAS, 144A, (3)	6.800%	2/06/26	B+	1,509,885

1,100	Banco de Credito del Peru, 144A	3.250%	9/30/31	BBB	1,076,911

955	Banco do Brasil SA/Cayman, 144A	3.250%	9/30/26	Ba2	954,523

1,050	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 144A	2.720%	8/11/31	Baa3	1,053,938

2,435	Banco Santander SA	3.800%	2/23/28	A–	2,668,882

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$425	Bancolombia SA	3.000%	1/29/25	Baa2	$428,723

1,300	Bangkok Bank PCL/Hong Kong, 144A	3.466%	9/23/36	Baa3	1,285,405

1,450	Banistmo SA, 144A	4.250%	7/31/27	Baa3	1,485,162

1,060	Bank of America Corp	3.559%	4/23/27	AA–	1,153,523

1,105	Bank of America Corp	3.248%	10/21/27	AA–	1,193,134

3,575	Bank of America Corp	1.898%	7/23/31	AA–	3,447,289

1,660	Bank of America Corp	1.922%	10/24/31	AA–	1,596,871

850	Banque Ouest Africaine de Developpement, 144A	5.000%	7/27/27	Baa1	951,958

1,140	Banque Ouest Africaine de Developpement, 144A	4.700%	10/22/31	Baa1	1,251,788

2,865	Barclays PLC	3.650%	3/16/25	A	3,078,598

2,010	BNP Paribas SA, 144A	4.375%	5/12/26	A–	2,219,828

750	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (4)	5.413%	6/07/23	N/R	777,525

1,150	Citigroup Inc	4.300%	11/20/26	BBB+	1,291,599

1,210	Citigroup Inc	4.450%	9/29/27	BBB+	1,375,999

2,080	Citigroup Inc	2.666%	1/29/31	A	2,130,206

970	Citigroup Inc	2.572%	6/03/31	A	988,725

1,675	Development Bank of Kazakhstan JSC, 144A	2.950%	5/06/31	Baa2	1,683,877

1,375	Grupo Aval Ltd, 144A	4.375%	2/04/30	BB+	1,358,500

840	HSBC Holdings PLC	2.099%	6/04/26	A+	858,386

815	HSBC Holdings PLC	4.375%	11/23/26	A–	908,378

915	HSBC Holdings PLC	2.804%	5/24/32	A+	927,323

2,100	ING Groep NV	3.950%	3/29/27	A+	2,352,805

695	JPMorgan Chase & Co	3.702%	5/06/30	AA–	767,512

2,400	JPMorgan Chase & Co	2.956%	5/13/31	A	2,496,859

750	JPMorgan Chase & Co	1.953%	2/04/32	AA–	723,541

1,705	NatWest Group PLC	3.032%	11/28/35	BBB+	1,707,262

400	Societe Generale SA, 144A	2.889%	6/09/32	A–	402,264

1,000	Turkiye Garanti Bankasi AS, 144A	6.125%	5/24/27	B	1,002,500

1,525	Turkiye Vakiflar Bankasi TAO, 144A	5.500%	10/01/26	B+	1,477,267

1,060	Wells Fargo & Co	2.879%	10/30/30	A1	1,107,023

3,500	Wells Fargo & Co	3.900%	N/A (7)	Baa2	3,609,375

1,500	Zions Bancorp NA	3.250%	10/29/29	BBB	1,559,325
54,420	Total Banks				56,453,138

	Beverages – 1.0%

1,200	Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, (3)	3.375%	6/29/28	BBB–	1,217,256

1,635	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	2,009,766

750	Becle SAB de CV, 144A, (WI/DD)	2.500%	10/14/31	N/R	742,320

1,975	Constellation Brands Inc	2.875%	5/01/30	BBB	2,054,480

1,125	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	1,122,019

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Beverages (continued)

$1,175	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	$1,194,094
7,860	Total Beverages				8,339,935

	Biotechnology – 0.2%

1,425	AbbVie Inc	3.200%	11/21/29	BBB+	1,535,453

	Building Products – 0.1%

1,125	Cemex SAB de CV, 144A	5.125%	N/A (7)	B	1,145,824

	Capital Markets – 1.4%

2,000	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	1,942,500

2,000	Charles Schwab Corp	4.000%	N/A (7)	BBB	2,085,000

300	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	313,875

600	Credit Suisse Group AG, 144A	3.091%	5/14/32	A–	613,516

1,750	ENN Clean Energy International Investment Ltd, 144A	3.375%	5/12/26	BBB–	1,763,286

2,000	Goldman Sachs Group Inc	1.992%	1/27/32	A2	1,928,660

350	LPL Holdings Inc, 144A	4.000%	3/15/29	BB	359,503

850	LPL Holdings Inc, 144A	4.375%	5/15/31	BB	887,187

1,845	Morgan Stanley	3.950%	4/23/27	Baa1	2,051,838

425	Morgan Stanley	1.928%	4/28/32	A1	407,590
12,120	Total Capital Markets				12,352,955

	Chemicals – 1.9%

2,185	Agrium Inc	3.375%	3/15/25	BBB	2,261,183

1,700	Alpek SAB de CV, 144A	4.250%	9/18/29	Baa3	1,822,230

1,000	Equate Petrochemical BV, 144A	2.625%	4/28/28	BBB	1,006,100

1,700	LG Chem Ltd, 144A	1.375%	7/07/26	BBB+	1,680,671

1,350	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB–	1,427,625

720	OCI NV, 144A	4.625%	10/15/25	BB+	756,000

1,025	OCP SA, 144A	3.750%	6/23/31	BB+	1,021,207

980	Olympus Water US Holding Corp, 144A, (WI/DD)	4.250%	10/01/28	B2	965,765

2,325	Orbia Advance Corp SAB de CV, 144A	1.875%	5/11/26	BBB	2,328,813

600	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	636,750

1,225	Sasol Financing USA LLC	4.375%	9/18/26	BB	1,242,824

790	Tronox Inc, 144A	4.625%	3/15/29	B	786,050

350	Unifrax Escrow Issuer Corp, 144A	7.500%	9/30/29	CCC+	358,670

500	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	515,005
16,450	Total Chemicals				16,808,893

	Commercial Services & Supplies – 0.4%

670	ADT Security Corp, 144A	4.875%	7/15/32	BB–	675,862

400	GFL Environmental Inc, 144A	3.750%	8/01/25	BB–	411,500

100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	105,011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$625	GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	$628,906

500	Pitney Bowes Inc, 144A	6.875%	3/15/27	N/R	526,250

750	Pitney Bowes Inc, 144A	7.250%	3/15/29	BB	788,437

125	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	119,923

375	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	387,668
3,545	Total Commercial Services & Supplies				3,643,557

	Communications Equipment – 1.3%

2,900	AT&T Inc	3.300%	2/01/52	BBB+	2,807,950

650	Gray Television Inc, 144A	4.750%	10/15/30	BB–	638,625

625	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	645,856

1,000	Network i2i Ltd, 144A	3.975%	N/A (7)	BB	1,007,500

1,010	T-Mobile USA Inc	3.875%	4/15/30	BBB–	1,115,204

1,850	T-Mobile USA Inc	2.250%	11/15/31	BBB–	1,814,106

3,585	Vodafone Group PLC	4.125%	6/04/81	BB+	3,629,956
11,620	Total Communications Equipment				11,659,197

	Construction & Engineering – 0.1%

400	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 144A, (3)	4.050%	4/27/26	BB+	401,000

	Construction Materials – 0.6%

450	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	498,483

600	Cemex SAB de CV, 144A	5.450%	11/19/29	BB	650,250

1,500	Cemex SAB de CV, 144A	3.875%	7/11/31	BB	1,500,900

750	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	778,125

1,250	UltraTech Cement Ltd, 144A	2.800%	2/16/31	Baa3	1,202,162

450	Volcan Cia Minera SAA, 144A	4.375%	2/11/26	BB	438,075
5,000	Total Construction Materials				5,067,995

	Consumer Finance – 0.1%

425	OneMain Finance Corp	5.375%	11/15/29	Ba2	460,636

	Containers & Packaging – 0.4%

1,910	Amcor Flexibles North America Inc	2.690%	5/25/31	BBB	1,959,577

200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	3.250%	9/01/28	BB+	199,500

200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	BB–	202,250

1,000	Berry Global Inc, 144A	1.570%	1/15/26	BBB–	999,740
3,310	Total Containers & Packaging				3,361,067

	Distributors – 0.1%

625	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB–	622,563

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.7%

$1,275	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	BBB	$1,341,568

1,450	DAE Funding LLC, 144A	3.375%	3/20/28	Baa3	1,494,254

5,710	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	6,852,298

425	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B1	424,601

1,075	Indian Railway Finance Corp Ltd, 144A	3.249%	2/13/30	BBB–	1,081,760

1,345	OneMain Finance Corp	3.500%	1/15/27	Ba2	1,345,605

250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.530%	6/07/24	N/R	255,175

300	Sanders Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.500% spread), (4)	3.533%	4/07/25	N/R	302,670

250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.533%	4/07/22	N/R	200,000

500	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (4)	3.283%	12/28/22	N/R	506,050

500	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.750% spread), (4)	3.778%	12/07/23	N/R	518,050
13,080	Total Diversified Financial Services				14,322,031

	Diversified Telecommunication Services – 1.5%

775	Altice France SA/France, 144A	5.125%	7/15/29	B	759,868

1,750	AT&T Inc	4.350%	3/01/29	BBB+	2,006,584

980	AT&T Inc	3.500%	6/01/41	BBB+	1,006,195

722	AT&T Inc	3.800%	12/01/57	BBB+	737,561

1,000	Avaya Inc, 144A	6.125%	9/15/28	BB	1,051,470

395	DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 144A	5.875%	8/15/27	BBB–	412,281

3,400	Verizon Communications Inc	1.750%	1/20/31	A–	3,231,666

1,150	Verizon Communications Inc	2.550%	3/21/31	A–	1,164,134

1,350	Verizon Communications Inc	2.875%	11/20/50	A–	1,258,397

1,495	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	1,527,412
13,017	Total Diversified Telecommunication Services				13,155,568

	Electric Utilities – 1.8%

1,375	AES Andres BV, 144A	5.700%	5/04/28	BB–	1,419,000

1,025	Berkshire Hathaway Energy Co	3.700%	7/15/30	A–	1,154,883

2,000	Edison International	5.375%	N/A (7)	BB+	2,068,100

625	Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	623,331

800	Empresas Publicas de Medellin ESP, 144A	4.375%	2/15/31	Baa3	791,280

1,400	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	A–	1,400,880

430	NSTAR Electric Co	3.950%	4/01/30	A1	491,028

2,000	Oglethorpe Power Corp	4.200%	12/01/42	BBB+	2,191,806

1,650	PacifiCorp	2.900%	6/15/52	A+	1,605,688

1,500	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A	4.500%	7/14/28	Ba3	1,532,393

1,875	Southern California Edison Co	4.000%	4/01/47	A–	2,010,649

500	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	523,125
15,180	Total Electric Utilities				15,812,163

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electronic Equipment, Instruments & Components – 0.2%

$1,650	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	$1,706,956

	Energy Equipment & Services – 0.4%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,155,000

550	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	568,824

1,700	Galaxy Pipeline Assets Bidco Ltd, 144A	2.625%	3/31/36	Aa2	1,673,608
3,350	Total Energy Equipment & Services				3,397,432

	Equity Real Estate Investment Trust – 1.4%

790	Brixmor Operating Partnership LP	2.250%	4/01/28	BBB–	796,732

295	Brixmor Operating Partnership LP	2.500%	8/16/31	BBB–	290,654

1,240	Essential Properties LP	2.950%	7/15/31	BBB–	1,246,476

1,075	Essex Portfolio LP	2.650%	3/15/32	BBB+	1,086,328

995	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/30	BBB–	1,068,451

1,495	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	1,517,425

595	Healthcare Realty Trust Inc	2.400%	3/15/30	BBB+	597,093

375	MPH Acquisition Holdings LLC, 144A, (3)	5.750%	11/01/28	B–	353,242

325	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB–	331,500

1,835	Regency Centers LP	2.950%	9/15/29	BBB+	1,925,101

1,736	Retail Properties of America Inc	4.750%	9/15/30	BBB–	1,909,125

240	SBA Tower Trust, 144A	2.836%	1/15/25	A2	248,562

270	SBA Tower Trust, 144A	1.884%	1/15/26	A2	273,382

500	SBA Tower Trust, 144A	1.631%	11/15/26	A2	498,745

375	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	BB+	382,969
12,141	Total Equity Real Estate Investment Trust				12,525,785

	Food & Staples Retailing – 0.0%

256	CVS Health Corp	4.300%	3/25/28	BBB	292,008

	Food Products – 0.6%

1,600	Amaggi Luxembourg International Sarl, 144A, (3)	5.250%	1/28/28	BB	1,641,600

1,750	BRF SA, 144A, (3)	4.875%	1/24/30	Ba2	1,752,188

600	NBM US Holdings Inc, 144A	6.625%	8/06/29	BB	658,806

1,075	Ulker Biskuvi Sanayi AS, 144A	6.950%	10/30/25	BB–	1,139,360
5,025	Total Food Products				5,191,954

	Gas Utilities – 0.0%

100	Suburban Propane Partners LP/Suburban Energy Finance Corp, 144A	5.000%	6/01/31	BB–	103,750

	Health Care Equipment & Supplies – 0.1%

200	180 Medical Inc, 144A	3.875%	10/15/29	BB+	201,750

455	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	3.875%	4/01/29	B+	455,000

110	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	5.250%	10/01/29	B–	110,000
765	Total Health Care Equipment & Supplies				766,750

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 0.6%

$370	AHP Health Partners Inc, 144A	5.750%	7/15/29	CCC+	$373,700

350	Centene Corp	4.625%	12/15/29	BBB–	381,430

1,000	Centene Corp	3.000%	10/15/30	BBB–	1,025,000

200	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	200,470

880	CVS Health Corp	1.875%	2/28/31	BBB	850,150

450	DaVita Inc, 144A	3.750%	2/15/31	Ba3	438,187

275	Encompass Health Corp	4.500%	2/01/28	B+	283,938

100	HCA Inc	5.625%	9/01/28	Baa3	118,970

400	HealthEquity Inc, 144A, (WI/DD)	4.500%	10/01/29	B	406,000

575	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	559,187

750	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	724,785
5,350	Total Health Care Providers & Services				5,361,817

	Health Care Technology – 0.0%

375	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	373,969

	Hotels, Restaurants & Leisure – 1.3%

300	Carnival Corp, 144A	7.625%	3/01/26	B	320,250

1,120	Carnival Corp, 144A	4.000%	8/01/28	Ba2	1,131,200

375	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	389,531

225	Churchill Downs Inc, 144A	4.750%	1/15/28	B+	235,406

1,490	Cinemark USA Inc, 144A	5.250%	7/15/28	B	1,467,650

1,500	Genm Capital Labuan Ltd, 144A	3.882%	4/19/31	BBB	1,484,302

695	Hyatt Hotels Corp	1.300%	10/01/23	BBB–	695,924

200	International Game Technology PLC, 144A	4.125%	4/15/26	BB	207,874

600	Life Time Inc, 144A	5.750%	1/15/26	B–	621,000

965	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	977,063

325	Melco Resorts Finance Ltd, 144A	5.750%	7/21/28	BB	332,313

1,200	MGM China Holdings Ltd, 144A	4.750%	2/01/27	Ba3	1,180,500

1,135	Sands China Ltd, 144A, (3)	3.250%	8/08/31	Baa2	1,094,662

1,500	Wynn Macau Ltd, 144A	5.625%	8/26/28	BB–	1,427,906
11,630	Total Hotels, Restaurants & Leisure				11,565,581

	Household Durables – 0.1%

100	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	99,852

900	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	939,803
1,000	Total Household Durables				1,039,655

	Independent Power & Renewable Electricity Producers – 0.8%

1,200	Alfa Desarrollo SpA, 144A	4.550%	9/27/51	Baa3	1,170,600

1,000	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	1,053,800

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers (continued)

$174	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	$184,197

1,500	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB–	1,471,890

1,450	India Green Energy Holdings, 144A	5.375%	4/29/24	Ba3	1,508,473

1,050	Investment Energy Resources Ltd, 144A	6.250%	4/26/29	BB–	1,134,000

671	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	698,961
7,045	Total Independent Power & Renewable Electricity Producers				7,221,921

	Industrial Conglomerates – 0.1%

575	Bidvest Group (UK) PLC, 144A	3.625%	9/23/26	Ba2	574,598

500	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB	518,750
1,075	Total Industrial Conglomerates				1,093,348

	Insurance – 0.5%

275	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	277,750

195	AmWINS Group Inc, 144A	4.875%	6/30/29	B–	197,740

500	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.750% spread), (4)	4.778%	12/23/24	N/R	508,550

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (4)	6.030%	4/07/25	N/R	512,850

250	Kendall Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.000% spread), (4)	4.028%	5/02/24	N/R	244,625

1,395	Prudential Financial Inc	3.700%	10/01/50	BBB+	1,453,859

550	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.510% spread), (4)	6.540%	12/06/24	N/R	564,465

250	Sutter Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.040% spread), (4)	5.000%	6/06/22	N/R	254,500

500	Vitality Re XII Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 2.250% spread), (4)	2.278%	1/07/25	BBB+	498,400
4,415	Total Insurance				4,512,739

	Interactive Media & Services – 0.3%

1,100	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	1,115,273

100	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	101,918

535	Baidu Inc	1.625%	2/23/27	A	527,766

725	Prosus NV, 144A	3.680%	1/21/30	BBB–	752,159

200	Tencent Holdings Ltd, Reg S, (3)	2.985%	1/19/23	A+	205,320
2,660	Total Interactive Media & Services				2,702,436

	Internet & Direct Marketing Retail – 0.0%

200	Prosus NV, 144A	4.850%	7/06/27	BBB–	226,748

	Internet Software & Services – 0.0%

325	J2 Global Inc, 144A	4.625%	10/15/30	BB	345,313

	IT Services – 0.1%

1,075	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	1,083,063

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Life Sciences Tools & Services – 0.0%

$300	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	$315,750

	Machinery – 0.0%

75	Roller Bearing Co of America Inc, 144A, (WI/DD)	4.375%	10/15/29	B+	76,875

	Media – 1.1%

375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB+	386,895

1,250	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/01/52	BBB–	1,245,092

830	Comcast Corp	2.650%	2/01/30	A–	865,935

665	Comcast Corp	3.969%	11/01/47	A–	759,307

750	Discovery Communications LLC	4.875%	4/01/43	BBB–	898,100

500	DISH DBS Corp	7.750%	7/01/26	B2	564,612

225	DISH DBS Corp	5.125%	6/01/29	B2	220,453

1,500	Grupo Televisa SAB, (3)	5.250%	5/24/49	BBB+	1,896,750

500	Lamar Media Corp	3.750%	2/15/28	BB	514,290

200	Lamar Media Corp	4.000%	2/15/30	BB	205,900

425	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	437,729

325	News Corp, 144A	3.875%	5/15/29	BB+	333,937

235	Sirius XM Radio Inc, 144A	3.125%	9/01/26	BB	238,231

275	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	279,641

625	TEGNA Inc	4.625%	3/15/28	BB	638,969

250	Univision Communications Inc, 144A	4.500%	5/01/29	B1	254,063
8,930	Total Media				9,739,904

	Metals & Mining – 0.6%

230	Allegheny Technologies Inc	4.875%	10/01/29	B	230,862

165	Allegheny Technologies Inc	5.125%	10/01/31	B	166,271

1,675	AngloGold Ashanti Holdings PLC, (3)	3.750%	10/01/30	Baa3	1,718,516

600	Cia de Minas Buenaventura SAA, 144A	5.500%	7/23/26	BB	593,130

550	Constellium SE, 144A	3.750%	4/15/29	B	535,656

1,500	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,518,750

200	Vale Overseas Ltd	6.875%	11/21/36	BBB	266,500

4,920	Total Metals & Mining				5,029,685

	Multiline Retail – 0.2%

1,450	JSM Global Sarl, 144A	4.750%	10/20/30	Ba1	1,475,389

	Oil, Gas & Consumable Fuels – 6.0%

900	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB–	984,105

500	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB–	518,125

500	Cenovus Energy Inc/CA	2.650%	1/15/32	BBB–	490,548

1,035	ConocoPhillips, 144A	2.400%	2/15/31	A	1,052,511

1,600	Cosan SA, 144A	5.500%	9/20/29	BB	1,690,960

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$725	Diamondback Energy Inc	3.250%	12/01/26	BBB	$776,366

555	Diamondback Energy Inc	3.125%	3/24/31	BBB	576,293

270	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	273,796

225	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	231,750

575	Ecopetrol SA	6.875%	4/29/30	Baa3	673,037

100	Ecopetrol SA	5.875%	5/28/45	Baa3	101,000

900	Empresa Nacional del Petroleo, 144A	3.450%	9/16/31	A–	883,800

1,450	Enbridge Inc	2.500%	8/01/33	BBB+	1,455,617

326	Energean Israel Finance Ltd, 144A	4.875%	3/30/26	BB–	334,164

826	Energean Israel Finance Ltd, 144A	5.375%	3/30/28	BB–	844,595

1,345	Energy Transfer LP	5.000%	5/15/50	BBB–	1,551,759

125	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	133,093

250	EnLink Midstream LLC	5.375%	6/01/29	BB+	264,494

275	EQT Corp, 144A	3.125%	5/15/26	BB+	281,908

300	Lukoil International Finance BV, 144A	4.750%	11/02/26	BBB+	332,601

1,300	Lukoil Securities BV, 144A	3.875%	5/06/30	BBB+	1,366,690

1,075	Marathon Petroleum Corp	5.000%	9/15/54	BBB	1,281,267

1,250	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,328,125

1,500	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	1,533,750

1,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B	994,880

1,620	MPLX LP	4.875%	6/01/25	BBB	1,810,389

425	MPLX LP	2.650%	8/15/30	BBB	426,459

800	Murphy Oil Corp	5.875%	12/01/27	BB+	832,600

350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	356,563

1,000	Occidental Petroleum Corp	3.500%	8/15/29	BB	1,017,120

2,000	Occidental Petroleum Corp	4.300%	8/15/39	BB	1,972,560

1,340	ONEOK Inc	3.400%	9/01/29	BBB	1,429,080

1,200	OQ SAOC, 144A	5.125%	5/06/28	BB–	1,213,776

325	Parkland Corp/Canada, 144A	4.500%	10/01/29	BB	329,420

115	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	108,963

500	Pertamina Persero PT, 144A	1.400%	2/09/26	Baa2	489,781

1,500	Pertamina Persero PT, 144A, (3)	2.300%	2/09/31	Baa2	1,428,749

173	Petrobras Global Finance BV	5.750%	2/01/29	Ba1	193,137

593	Petrobras Global Finance BV	5.093%	1/15/30	Ba1	626,967

1,000	Petrobras Global Finance BV	5.600%	1/03/31	Ba1	1,085,500

300	Petrobras Global Finance BV	5.500%	6/10/51	Ba1	279,300

200	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB+	206,000

2,200	Petroleos Mexicanos	6.500%	3/13/27	BBB	2,323,442

100	Petroleos Mexicanos	6.750%	9/21/47	BBB	87,217

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$559	Petroleos Mexicanos	7.690%	1/23/50	BBB	$529,317

1,200	Petronas Energy Canada Ltd, 144A	2.112%	3/23/28	A2	1,204,508

230	Qatar Petroleum, 144A	1.375%	9/12/26	AA–	228,298

1,665	Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B+	1,600,306

890	Santos Finance Ltd, 144A	3.649%	4/29/31	BBB	906,341

1,750	Saudi Arabian Oil Co, 144A	2.250%	11/24/30	A1	1,712,571

1,500	SierraCol Energy Andina LLC, 144A	6.000%	6/15/28	B1	1,466,550

1,000	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	996,250

500	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	520,625

125	Sunoco LP / Sunoco Finance Corp	4.500%	5/15/29	BB	126,784

150	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB+	161,735

1,000	Thaioil Treasury Center Co Ltd, 144A	2.500%	6/18/30	BBB	944,790

1,350	TotalEnergies Capital International SA	2.986%	6/29/41	A1	1,372,783

1,780	Transcanada Trust	5.500%	9/15/79	BBB	1,962,450

1,325	Tullow Oil PLC, 144A	10.250%	5/15/26	B–	1,383,644

975	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	1,032,135
50,647	Total Oil, Gas & Consumable Fuels				52,321,344

	Paper & Forest Products – 0.2%

200	Inversiones CMPC SA, Reg S	4.375%	4/04/27	BBB	220,700

1,500	Suzano Austria GmbH	3.125%	1/15/32	BBB–	1,448,625
1,700	Total Paper & Forest Products				1,669,325

	Personal Products – 0.1%

675	Coty Inc, 144A	5.000%	4/15/26	B1	689,533

	Pharmaceuticals – 0.5%

1,100	AbbVie Inc	4.250%	11/21/49	BBB+	1,302,898

225	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B–	225,000

200	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	Ba3	212,000

200	Jazz Securities DAC, 144A	4.375%	1/15/29	BB+	207,260

1,475	Organon & Co, 144A	5.125%	4/30/31	BB–	1,549,266

710	Royalty Pharma PLC, (3)	2.200%	9/02/30	BBB–	694,066

300	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	BBB	298,212
4,210	Total Pharmaceuticals				4,488,702

	Professional Services – 0.1%

250	ASGN Inc, 144A	4.625%	5/15/28	BB–	258,750

470	Clarivate Science Holdings Corp, 144A	3.875%	7/01/28	B1	470,000
720	Total Professional Services				728,750

	Real Estate Management & Development – 0.1%

250	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	250,313

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Management & Development (continued)

$250	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	$251,478

275	Kennedy-Wilson Inc	4.750%	3/01/29	BB	279,812

300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	306,750
1,075	Total Real Estate Management & Development				1,088,353

	Road & Rail – 0.2%

850	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	838,312

1,000	United Rentals North America Inc	4.875%	1/15/28	BB	1,057,240
1,850	Total Road & Rail				1,895,552

	Semiconductors & Semiconductor Equipment – 0.5%

2,052	Broadcom Inc, 144A	3.469%	4/15/34	BBB–	2,113,020

788	Broadcom Inc, 144A	3.137%	11/15/35	BBB–	777,987

1,200	SK Hynix Inc, 144A	1.500%	1/19/26	Baa2	1,184,496
4,040	Total Semiconductors & Semiconductor Equipment				4,075,503

	Software – 0.1%

725	Oracle Corp	2.875%	3/25/31	BBB+	746,023

	Specialty Retail – 1.0%

1,645	AutoNation Inc, (3)	3.800%	11/15/27	BBB–	1,805,398

1,050	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	1,026,265

1,125	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	1,091,250

400	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	410,428

450	Lithia Motors Inc, 144A	4.625%	12/15/27	BB+	473,625

1,125	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	1,160,437

1,175	O’Reilly Automotive Inc	3.900%	6/01/29	Baa1	1,316,510

100	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB–	102,750

700	Staples Inc, 144A	7.500%	4/15/26	B	709,957

275	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	283,938
8,045	Total Specialty Retail				8,380,558

	Technology Hardware, Storage & Peripherals – 0.2%

1,000	Diebold Nixdorf Inc, (3)	8.500%	4/15/24	Caa1	1,021,250

250	NCR Corp, 144A	5.000%	10/01/28	BB–	255,453
1,250	Total Technology Hardware, Storage & Peripherals				1,276,703

	Textiles, Apparel & Luxury Goods – 0.1%

725	Wolverine World Wide Inc, 144A	4.000%	8/15/29	BB	732,250

	Tobacco – 0.3%

1,070	Altria Group Inc	4.500%	5/02/43	A3	1,135,584

510	BAT Capital Corp	2.259%	3/25/28	BBB+	506,187

450	BAT Capital Corp	2.726%	3/25/31	BBB+	443,145

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Tobacco (continued)

$700	BAT Capital Corp	3.984%	9/25/50	BBB+	$673,357
2,730	Total Tobacco				2,758,273

	Trading Companies & Distributors – 0.4%

880	AerCap Holdings NV	5.875%	10/10/79	BB+	918,271

1,120	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	BBB	1,298,530

750	Air Lease Corp	4.650%	N/A (7)	BB+	784,687

145	WESCO Distribution Inc, 144A	7.125%	6/15/25	BB–	154,734
2,895	Total Trading Companies & Distributors				3,156,222

	Transportation Infrastructure – 0.1%

500	Adani Ports & Special Economic Zone Ltd, 144A	3.100%	2/02/31	BBB–	477,769

250	Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	256,986
750	Total Transportation Infrastructure				734,755

	Wireless Telecommunication Services – 0.7%

1,400	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	1,471,750

975	Empresa Nacional de Telecomunicaciones SA, 144A	3.050%	9/14/32	BBB–	957,938

1,000	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	1,137,027

1,386	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,440,747

1,000	Vodafone Group PLC	4.375%	2/19/43	BBB	1,161,787
5,761	Total Wireless Telecommunication Services				6,169,249
$338,184	Total Corporate Bonds (cost $343,573,333)				350,231,834

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 28.6%

$651	AASET 2020-1 Trust, 144A	4.335%	1/16/40	BBB	$471,729

600	ACRE Commercial Mortgage 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (4)	2.687%	12/18/37	N/R	595,795

1,399	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,469,792

2,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (4)	4.084%	4/15/34	BB–	2,515,671

2,119	American Homes 4 Rent 2014-SFR2 Trust, 144A	3.786%	10/17/36	Aaa	2,237,327

747	Ameriquest Mortgage Securities Inc Asset Back Ser 2004-R1, (1-Month LIBOR *0.600% spread), (4)	0.706%	2/25/34	A	717,433

1,000	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa1	1,034,640

1,482	AMSR 2020-SFR1 Trust, 144A	2.419%	4/17/37	Aa2	1,502,803

346	AMSR 2020-SFR1 Trust, 144A	2.619%	4/17/37	A2	350,239

1,000	Angel Oak Mortgage Trust 2019-5, 144A	3.957%	10/25/49	BB	999,035

1,000	Apidos CLO XXIX, 144A, (3-Month LIBOR reference rate + 1.550% spread), (4)	1.675%	7/25/30	AA	1,000,024

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,337	Applebee’s Funding LLC / IHOP Funding LLC, 144A	4.194%	6/07/49	BBB	$1,359,929

854	Arroyo Mortgage Trust 2019-3, 144A	3.416%	10/25/48	A	864,576

2,100	Avis Budget Rental Car Funding AESOP LLC, 144A	4.150%	9/20/23	BBB	2,145,233

850	Avis Budget Rental Car Funding AESOP LLC, 144A	2.130%	8/20/27	BBB	846,889

700	BANK 2017-BNK8	4.206%	11/15/50	A–	743,759

1,000	BANK 2019-BNK21, 144A	2.500%	10/17/52	BBB	901,996

1,250	BANK 2019-BNK24	2.929%	11/15/62	AAA	1,337,745

216	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7	5.117%	2/11/41	BB	214,419

1,000	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	AAA	1,145,905

1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,516,884

1,000	Benchmark 2020-IG2 Mortgage Trust, 144A	2.791%	9/15/48	Aaa	1,030,668

1,000	Benchmark 2020-IG3 Mortgage Trust, 144A	3.654%	9/15/48	N/R	1,046,082

1,000	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	1,035,838

1,414	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR *0.920% spread), (4)	1.004%	10/15/36	Aaa	1,416,605

884	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.250% spread), (4)	1.334%	10/15/36	A3	884,225

884	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (4)	1.884%	10/15/36	N/R	884,468

635	Capital Automotive Reit, 144A	1.920%	8/15/51	A+	634,842

498	Cars Net Lease Mortgage Notes Series 2020-1, 144A	3.100%	12/15/50	A	510,791

1,250	Cars Net Lease Mortgage Notes Series 2020-1, 144A	4.690%	12/15/50	BBB	1,348,781

1,150	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	1,199,175

873	Castlelake Aircraft Structured Trust 2021-1, 144A	3.474%	1/15/46	A2	901,561

500	Cayuga Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 3.100% spread), (4)	1.000%	7/17/34	BBB–	500,260

500	CD 2016-CD1 Mortgage Trust	2.926%	8/10/49	AAA	522,788

705	CD 2016-CD1 Mortgage Trust	3.631%	8/10/49	A–	724,579

50	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	51,868

750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	794,259

750	CF 2020-P1 Mortgage Trust, 144A	3.603%	4/15/52	N/R	753,825

1,419	CF Hippolyta LLC, 144A	2.280%	7/15/60	A–	1,439,842

712	CF Hippolyta LLC, 144A	2.600%	7/15/60	A–	717,389

343	CHL Mortgage Pass-Through Trust 2005-27	5.500%	12/25/35	N/R	318,112

2,000	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 2.000% spread), (4)	2.110%	7/15/36	A	2,001,416

2,125	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 3.100% spread), (4)	3.210%	7/15/36	BBB–	2,125,733

500	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 6.250% spread), (4)	6.360%	7/15/36	Ba3	499,987

700	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 2.200% spread), (4)	2.334%	8/24/32	N/R	700,000

385	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 6.500% spread), (4)	0.000%	10/20/34	BB–	384,981

1,305	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 2.050% spread), (4)	0.000%	10/20/34	A	1,305,132

1,760	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 3.050% spread), (4)	0.000%	10/20/34	BBB–	1,759,912

2,750	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	AA–	2,933,800

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,690	Citigroup Commercial Mortgage Trust 2015-GC29	4.288%	4/10/48	A–	$1,804,764

325	Citigroup Commercial Mortgage Trust 2016-GC36	3.349%	2/10/49	Aaa	344,663

223	CLI Funding VI LLC, 144A	2.080%	9/18/45	A	223,770

400	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	Aaa	423,085

1,500	COMM 2014-CCRE19 Mortgage Trust, 144A	4.860%	8/10/47	BBB–	1,491,719

750	COMM 2014-LC17 Mortgage Trust	4.188%	10/10/47	AAA	808,600

1,500	COMM 2014-UBS3 Mortgage Trust, 144A	4.927%	6/10/47	N/R	1,511,568

1,615	COMM 2015-CCRE22 Mortgage Trust	4.243%	3/10/48	A–	1,709,238

1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	849,753

2,240	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB–	2,084,426

1,000	COMM 2015-CCRE24 Mortgage Trust	4.526%	8/10/48	AA–	1,086,643

500	COMM 2015-CCRE24 Mortgage Trust	4.526%	8/10/48	A–	528,677

550	COMM 2015-CCRE25 Mortgage Trust	3.931%	8/10/48	BB	517,857

2,260	COMM 2015-CCRE26 Mortgage Trust	4.630%	10/10/48	A–	2,425,127

890	COMM 2015-LC23 Mortgage Trust	4.770%	10/10/48	A–	953,826

450	COMM 2019-GC44 Mortgage Trust, 144A	2.500%	8/15/57	BBB	403,319

293	Connecticut Avenue Securities Trust 2018-R07, 144A	2.484%	4/25/31	B+	293,465

987	Connecticut Avenue Securities Trust 2019-HRP1, 144A, (1-Month LIBOR reference rate + 2.150% spread), (4)	2.236%	11/25/39	B	991,828

418	Corevest American Finance 2020-1 Trust, 144A	1.832%	3/15/50	AAA	425,030

180	CPT MORTGAGE TRUST, 144A	3.097%	11/13/39	N/R	175,969

19	Credit Suisse First Boston Mortgage Securities Corp	5.750%	9/25/33	AAA	19,273

1,000	CSMC 2021-NQM1, 144A	2.130%	5/25/65	BBB	999,702

1,392	DB Master Finance LLC, 144A	3.787%	5/20/49	BBB	1,397,594

648	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	677,115

408	Diamond Resorts Owner Trust 2021-1, 144A	2.700%	11/21/33	BBB	412,418

408	Diamond Resorts Owner Trust 2021-1, 144A	3.830%	11/21/33	BB	414,310

30,450	DOLP Trust 2021-NYC, 144A	0.665%	5/10/41	A–	1,475,500

998	Domino’s Pizza Master Issuer LLC, 144A	2.662%	4/25/51	BBB+	1,025,845

1,980	Driven Brands Funding LLC, 144A	3.786%	7/20/50	BBB–	2,066,079

1,493	Driven Brands Funding LLC, 144A	3.237%	1/20/51	BBB–	1,533,363

1,500	Dryden 49 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 3.400% spread), (4)	3.534%	7/18/30	Baa3	1,500,063

1,250	DT Auto Owner Trust 2021-1, 144A	2.380%	1/18/28	BB–	1,244,923

1,592	Extended Stay America Trust, 144A, (1-Month LIBOR reference rate + 1.080% spread), (4)	1.176%	7/15/38	Aaa	1,596,212

1,276	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.600% spread), (4)	2.686%	5/25/24	Aaa	1,291,602

2,808	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (4)	3.086%	7/25/24	Aaa	2,857,082

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$169		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 6.950% spread), (4)	7.036%	8/25/28	A3	$179,031

279		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.900% spread), (4)	5.986%	10/25/28	BBB+	292,744

252		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 4.250% spread), (4)	4.336%	4/25/29	Aaa	261,589

0	(5)	Fannie Mae Interest Strip FNS 366 25	5.000%	9/25/24	Aaa	1

12,000		Fannie Mae or Freddie Mac	2.000%	11/25/51	Aaa	12,010,781

13,100		Fannie Mae or Freddie Mac	2.500%	11/25/51	Aaa	13,481,230

9,445		Fannie Mae or Freddie Mac	3.000%	11/25/51	Aaa	9,870,619

0	(5)	Fannie Mae Pool FN AL1187	5.500%	7/01/24	N/R	131

26		Fannie Mae Pool FN 745101	6.000%	4/01/32	Aaa	29,586

101		Fannie Mae Pool FN 745324	6.000%	3/01/34	Aaa	110,636

1		Fannie Mae Pool FN 905597, (12-Month LIBOR reference rate + 1.875% spread), (4)	2.250%	12/01/36	N/R	794

148		Fannie Mae Pool FN FM1138	6.500%	8/01/37	Aaa	166,164

25		Fannie Mae Pool FN 256890	6.000%	9/01/37	Aaa	28,429

15		Fannie Mae Pool FN 946228, (12-Month LIBOR reference rate + 1.531% spread), (4)	1.781%	9/01/37	N/R	15,154

216		Fannie Mae Pool FN FM1136	5.500%	3/01/39	Aaa	249,839

34		Fannie Mae Pool FN FM1137	6.000%	9/01/39	Aaa	39,884

31		Fannie Mae Pool FN FM1108	5.000%	11/01/44	Aaa	34,963

2,366		Fannie Mae Pool FN AS7499	3.500%	7/01/46	N/R	2,582,862

340		Fannie Mae Pool FN MA3228	3.000%	11/01/47	Aaa	350,913

823		Fannie Mae Pool FN BM5839	3.500%	11/01/47	Aaa	897,675

1,310		Fannie Mae Pool FN BM5126	3.500%	1/01/48	N/R	1,424,869

239		Fannie Mae Pool FN CA3960	3.000%	8/01/49	Aaa	256,935

265		Fannie Mae REMICS, (1-Month LIBOR reference rate + 5.950% spread), (4)	5.864%	9/25/43	Aaa	49,187

1,195		Fannie Mae REMICS	2.500%	11/25/50	Aaa	168,500

1,500		Flagstar Mortgage Trust, 144A	3.000%	10/25/51	N/R	1,545,262

92		Flagstar Mortgage Trust 2017-2, 144A	4.103%	10/25/47	A3	91,896

2,958		Flagstar Mortgage Trust 2021-4, 144A	2.500%	6/01/51	AAA	2,968,965

1,882		Freddie Mac Gold Pool FG G60138	3.500%	8/01/45	Aaa	2,068,593

3		Freddie Mac Multifamily Structured Pass Through Certificates	2.801%	10/25/55	N/R	760

2,000		Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (4)	2.586%	2/25/50	B	2,004,890

4,000		Freddie Mac STACR REMIC Trust 2021-DNA5, 144A, (SOFR30A reference rate + 3.050% spread), (4)	3.100%	1/25/34	BB–	4,085,212

200		Freddie Mac STACR Trust 2019-FTR2, 144A, (1-Month LIBOR reference rate + 2.150% spread), (4)	2.236%	11/25/48	B+	200,127

204		Freddie Mac Strips FHS 327 S8, (1-Month LIBOR reference rate + 5.920% spread), (4)	5.836%	3/15/44	N/R	36,237

200		Freddie Mac Strips FHS 326 350	3.500%	3/15/44	N/R	211,324

80		Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.039%	9/25/47	Ba3	80,071

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$900	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.000% spread), (4)	4.050%	11/25/50	B2	$945,565

1,200	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.744%	10/10/32	B	1,197,105

1,500	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.600% spread), (4)	1.684%	7/15/31	BBB–	1,469,746

100	GS Mortgage Securities Trust 2013-GC13	4.185%	7/10/46	Aaa	105,244

1,000	GS Mortgage Securities Trust 2016-GS4	4.088%	11/10/49	A–	995,300

1,425	GS Mortgage Securities Trust 2019-GC38	4.158%	2/10/52	AAA	1,599,352

1,000	GS Mortgage Securities Trust 2019-GC40, 144A	3.668%	7/10/52	BBB–	1,033,978

1,000	GS Mortgage Securities Trust 2020-GSA2	2.012%	12/12/53	AAA	986,989

104	GS Mortgage-Backed Securities Corp Trust 2019-PJ1, 144A	4.000%	8/25/49	Aa1	105,309

19	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aaa	19,256

50	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aa1	50,115

196	GS Mortgage-Backed Securities Corp Trust 2021-PJ5, 144A	2.500%	10/25/51	Aa1	196,153

2,938	GS Mortgage-Backed Securities Trust 2021-PJ6, 144A	2.500%	11/25/51	Aa1	2,945,308

1,967	GS Mortgage-Backed Securities Trust 2021-PJ7, 144A	2.500%	1/25/52	AA+	1,973,060

395	GS Mortgage-Backed Securities Trust 2021-PJ8, 144A	2.500%	1/25/52	Aaa	396,336

2,977	Hardee’s Funding LLC, 144A	3.981%	12/20/50	BBB	3,155,718

750	Hertz Vehicle Financing LLC, 144A	2.050%	12/26/25	Baa2	755,986

833	Hilton Grand Vacations Trust 2019-A, 144A	2.840%	7/25/33	A–	850,559

2,197	Horizon Aircraft Finance II Ltd, 144A	3.721%	7/15/39	A	2,202,840

922	Horizon Aircraft Finance III Ltd, 144A	3.425%	11/15/39	A	919,936

976	Horizon Aircraft Finance III Ltd, 144A	4.458%	11/15/39	BBB	917,182

1,000	Hudson Yards, 144A	3.041%	12/10/41	N/R	952,772

500	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.558%	7/10/39	BBB–	517,695

821	Impac Secured Assets CMN Owner Trust	8.000%	10/25/30	N/R	808,044

712	Imperial Fund Mortgage Trust 2020-NQM1, 144A	2.051%	10/25/55	A	717,025

2,000	Imperial Fund Mortgage Trust 2020-NQM1, 144A	3.531%	10/25/55	BBB	2,047,520

450	Imperial Fund Mortgage Trust 2021-NQM1, 144A	2.383%	6/25/56	BBB	447,228

633	Imperial Fund Mortgage Trust 2021-NQM1, 144A	1.617%	6/25/56	A	633,051

266	JP Morgan Alternative Loan Trust 2007-S1, (1-Month LIBOR *0.560% spread), (4)	0.646%	4/25/47	AAA	265,089

335	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	355,785

405	JP Morgan Mortgage Trust 2018-3, 144A	3.500%	9/25/48	AA+	408,473

131	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	AA+	132,794

538	JP Morgan Mortgage Trust 2018-5, 144A	3.500%	10/25/48	AAA	549,914

920	JP Morgan Mortgage Trust 2018-6, 144A	3.859%	12/25/48	Ba1	923,224

199	JP Morgan Mortgage Trust 2019-1, 144A	4.000%	5/25/49	AAA	202,289

62	JP Morgan Mortgage Trust 2019-3, 144A	4.689%	9/25/49	Aa1	63,203

85	JP Morgan Mortgage Trust 2019-INV1, 144A, (1-Month LIBOR *0.950% spread), (4)	1.036%	10/25/49	Aaa	85,151

242	JP Morgan Mortgage Trust 2020-1, 144A	3.869%	6/25/50	A3	247,767

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$496	JP Morgan Mortgage Trust 2021-11, 144A	2.500%	1/25/52	Aa1	$496,479

342	JP Morgan Mortgage Trust 2021-6, 144A	2.500%	10/25/51	Aaa	342,393

340	JP Morgan Mortgage Trust 2021-7, 144A	2.500%	11/25/51	Aaa	341,146

225	JP Morgan Mortgage Trust 2021-8, 144A	2.500%	12/25/51	AAA	225,859

175	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	Aaa	186,911

1,600	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.705%	9/15/47	BBB	1,575,690

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	Aaa	1,653,550

1,000	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A	4.544%	9/15/50	BBB	1,014,147

190	Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust, 144A	3.985%	2/15/36	AAA	210,308

301	Lunar Aircraft 2020-1 LTD, 144A	4.335%	2/15/45	BB	279,913

981	MAPS 2021-1 Trust, 144A	2.521%	6/15/46	A1	985,955

1,399	MASTR Reperforming Loan Trust 2005-1, 144A	7.500%	8/25/34	N/R	1,265,186

34,356	MFT Trust 2020-ABC, 144A	0.235%	2/10/42	N/R	405,119

154	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, (1-Month LIBOR *0.825% spread), (4)	0.911%	8/25/34	A	153,219

1,500	Morgan Stanley Capital I Trust 2018-H3	4.177%	7/15/51	AAA	1,698,918

316	Morgan Stanley Residential Mortgage Loan Trust 2021-5, 144A	2.500%	8/25/51	AAA	316,888

1,500	MRCD Mortgage Trust, 144A	2.718%	12/15/36	N/R	1,490,501

1,101	MVW 2019-2 LLC, 144A	2.680%	10/20/38	BBB+	1,105,516

460	MVW 2021-1W LLC, 144A	1.940%	1/22/41	BBB	461,632

834	MVW Owner Trust 2019-1, 144A	3.330%	11/20/36	BBB+	851,313

1,000	Myers Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 1.600% spread), (4)	1.734%	10/20/30	AA	1,000,091

1,000	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	1,003,703

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 3.500% spread), (4)	3.584%	7/15/36	N/R	1,492,564

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (4)	4.334%	7/15/36	N/R	1,490,780

300	Navient Private Education Refi Loan Trust 2020-H, 144A	2.780%	1/15/69	N/R	308,282

1,700	NBC Funding LLC, 144A	2.989%	7/30/51	N/R	1,712,230

200	NBC Funding LLC, 144A	4.970%	7/30/51	N/R	201,374

1,000	Neuberger Berman Loan Advisers CLO 27 Ltd, 144A, (3-Month LIBOR reference rate + 1.400% spread), (4)	1.526%	1/15/30	AA	1,000,035

1,500	Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (3-Month LIBOR reference rate + 3.250% spread), (4)	3.384%	4/20/31	BBB–	1,501,061

500	Neuberger Berman Loan Advisers CLO 37 Ltd, 144A, (3-Month LIBOR reference rate + 2.850% spread), (4)	2.984%	7/20/31	BBB–	500,119

660	Neuberger Berman Loan Advisers Clo 40 Ltd, 144A, (3-Month LIBOR reference rate + 5.850% spread), (4)	5.976%	4/16/33	BB–	659,177

1,000	Neuberger Berman Loan Advisers Clo 40 Ltd, 144A, (3-Month LIBOR reference rate + 2.750% spread), (4)	2.876%	4/16/33	BBB–	998,716

128	New Residential Mortgage Loan Trust 2015-2, 144A	5.478%	8/25/55	Baa1	136,308

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$32	New Residential Mortgage Loan Trust 2017-1, 144A	4.000%	2/25/57	Aaa	$34,160

1,446	New Residential Mortgage Loan Trust 2017-6, 144A	4.000%	8/27/57	Aaa	1,541,110

1,000	NLT 2021-INV2 Trust, 144A	2.569%	8/25/56	BBB	987,497

1,000	Oak Street Investment Grade Net Lease Fund Series 2021-1, 144A	4.230%	1/20/51	BBB+	1,040,015

70	OBX 2018-1 Trust, 144A, (1-Month LIBOR *0.650% spread), (4)	0.736%	6/25/57	AAA	69,604

1,150	One Bryant Park Trust 2019-OBP, 144A	2.516%	9/15/54	Aaa	1,183,567

500	Oportun Funding XIV LLC, 144A	3.440%	3/08/28	N/R	506,973

500	Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	506,514

1,335	Pioneer Aircraft Finance Ltd, 144A	3.967%	6/15/44	BBB	1,330,690

175	Progress Residential 2021-SFR8 Trust, 144A	2.082%	10/17/38	Baa3	173,551

250	Purchasing Power Funding 2021-A LLC, 144A	4.370%	10/15/25	N/R	252,086

43	Sequoia Mortgage Trust 2018-7, 144A	4.000%	9/25/48	Aaa	43,293

25	Sequoia Mortgage Trust 2018-8, 144A	4.000%	11/25/48	Aaa	25,348

16	Sequoia Mortgage Trust 2019-2, 144A	4.000%	6/25/49	AAA	15,789

429	Sequoia Mortgage Trust 2020-3, 144A	3.000%	4/25/50	AAA	437,248

197	Sequoia Mortgage Trust 2021-4, 144A	2.500%	6/25/51	AAA	197,517

498	ServiceMaster Funding LLC, 144A	2.841%	10/30/51	BBB–	506,335

1,793	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,870,096

998	SERVPRO Master Issuer LLC, 144A	2.394%	4/25/51	BBB–	1,002,006

1,470	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	1,559,270

2,358	Settlement Fee Finance 2019-1 LLC, 144A, (6)	3.840%	11/01/49	N/R	2,337,829

431	Sierra Timeshare 2019-2 Receivables Funding LLC, 144A	4.540%	5/20/36	BB	440,661

764	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	771,410

367	Sierra Timeshare 2021-1 Receivables Funding LLC, 144A	1.790%	11/20/37	BBB	367,962

527	Sierra Timeshare Conduit Receivables Funding LLC, 144A	3.200%	3/20/34	BBB	529,928

314	S-Jets 2017-1 Ltd, 144A	3.967%	8/15/42	BBB	311,367

40,180	SLG Office Trust 2021-OVA, 144A	0.258%	7/15/41	AA–	839,437

1,155	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	1,119,797

1,909	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	2,008,620

1,500	Spruce Hill Mortgage Loan Trust 2020-SH1, 144A	3.827%	1/28/50	BB	1,518,366

1,294	START Ireland, 144A	5.095%	3/15/44	BB	1,219,736

984	Start Ltd/Bermuda, 144A	4.089%	5/15/43	BBB+	981,238

2,630	Taco Bell Funding LLC, 144A	2.294%	8/25/51	BBB	2,619,207

1,440	Tesla Auto Lease Trust 2019-A, 144A	5.480%	5/22/23	Ba3	1,498,791

948	TIF Funding II LLC, 144A	2.540%	2/20/46	BBB	940,520

200	Tricon American Homes 2017-SFR1 Trust, 144A	4.011%	9/17/34	N/R	199,875

305	Tricon American Homes 2019-SFR1 Trust, 144A	3.198%	3/17/38	A3	313,412

700	Tricon American Homes 2020-SFR1, 144A	2.548%	7/17/38	Baa1	706,373

1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	3.649%	3/10/46	Aa3	1,013,013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$200	Verus Securitization Trust 2019-3, 144A	4.043%	7/25/59	BB	$202,531

600	Verus Securitization Trust 2019-4, 144A	3.207%	11/25/59	BBB–	609,254

1,425	Verus Securitization Trust 2020-1, 144A	2.724%	1/25/60	A	1,439,870

598	Verus Securitization Trust 2020-4, 144A	2.321%	5/25/65	A	602,472

1,346	Vivint Solar Financing V LLC, 144A	7.370%	4/30/48	N/R	1,423,633

700	VNDO Mortgage Trust, Series 2016-350P, 144A	4.033%	1/10/35	BB–	680,732

1,290	VR Funding LLC, 144A	2.790%	11/15/50	N/R	1,296,331

222	VR Funding LLC, 144A	6.420%	11/15/50	N/R	224,890

47	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust	2.310%	10/20/35	Aaa	45,768

66	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	5.946%	8/25/38	Aaa	69,125

463	Wells Fargo Mortgage Backed Securities 2021-1 Trust, 144A	2.500%	12/25/50	AAA	463,995

500	Wells Fargo Mortgage Backed Securities 2021-2 Trust, 144A	2.500%	6/25/51	AAA	500,273

868	Wendy’s Funding LLC, 144A	2.370%	6/15/51	BBB	875,084

350	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	Aaa	364,270

1,492	Wingstop Funding LLC, 144A	2.841%	12/05/50	N/R	1,535,169

660	ZAXBY’S FUNDING LLC, 144A	3.238%	7/30/51	N/R	670,761
$348,251	Total Asset-Backed and Mortgage-Backed Securities (cost $246,374,215)				249,026,516

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.2%

	Automobiles – 0.5%

$1,235	General Motors Financial Co Inc	5.700%	N/A (7)	BB+	$1,421,794

3,035	General Motors Financial Co Inc	5.750%	N/A (7)	BB+	3,315,616
4,270	Total Automobiles				4,737,410

	Banks – 4.0%

2,370	Bank of America Corp	6.300%	N/A (7)	BBB+	2,749,200

1,500	Bank of America Corp	6.100%	N/A (7)	BBB+	1,672,695

1,330	Citigroup Inc	5.950%	N/A (7)	BBB–	1,451,363

1,000	Citigroup Inc	6.300%	N/A (7)	BBB–	1,079,500

3,000	Citigroup Inc	5.000%	N/A (7)	BBB–	3,133,425

2,000	CoBank ACB	6.250%	N/A (7)	BBB+	2,286,460

2,610	Goldman Sachs Group Inc, (3)	3.800%	N/A (7)	BBB–	2,671,988

1,560	Huntington Bancshares Inc/OH	5.625%	N/A (7)	Baa3	1,828,944

1,275	JPMorgan Chase & Co	5.000%	N/A (7)	BBB+	1,330,781

3,600	JPMorgan Chase & Co	3.650%	N/A (7)	BBB+	3,618,000

1,797	KeyCorp, (3)	5.000%	N/A (7)	Baa3	2,003,655

1,000	M&T Bank Corp, (3)	5.125%	N/A (7)	Baa2	1,102,238

3,000	Truist Financial Corp	4.800%	N/A (7)	Baa2	3,160,740

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$3,165	Truist Financial Corp	5.100%	N/A (7)	Baa2	$3,638,168

1,800	Wells Fargo & Co	5.900%	N/A (7)	Baa2	1,937,250

1,230	Wells Fargo & Co	5.875%	N/A (7)	Baa2	1,370,847
32,237	Total Banks				35,035,254

	Capital Markets – 0.4%

3,250	Charles Schwab Corp	5.375%	N/A (7)	BBB	3,611,562

	Consumer Finance – 1.1%

2,610	Ally Financial Inc	4.700%	N/A (7)	BB–	2,716,619

1,805	American Express Co	3.550%	N/A (7)	Baa2	1,839,024

3,060	Capital One Financial Corp	3.950%	N/A (7)	Baa3	3,151,800

1,500	Discover Financial Services	6.125%	N/A (7)	Ba2	1,683,330
8,975	Total Consumer Finance				9,390,773

	Diversified Financial Services – 0.2%

1,710	Voya Financial Inc	6.125%	N/A (7)	BBB–	1,828,161

	Electric Utilities – 0.2%

1,500	Southern Co	4.000%	1/15/51	BBB	1,585,605

	Food Products – 0.3%

2,780	Land O’ Lakes Inc, 144A	8.000%	N/A (7)	BB	2,995,450

	Insurance – 0.4%

2,835	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	3,021,636

	Multi-Utilities – 0.3%

2,035	Sempra Energy	4.875%	N/A (7)	BBB–	2,207,975

	Oil, Gas & Consumable Fuels – 0.6%

3,235	Enbridge Inc	5.750%	7/15/80	BBB–	3,655,388

1,400	Energy Transfer LP	6.500%	N/A (7)	BB	1,457,918
4,635	Total Oil, Gas & Consumable Fuels				5,113,306

	Trading Companies & Distributors – 0.1%

825	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	894,003

	Wireless Telecommunication Services – 0.1%

800	Network i2i Ltd, 144A	5.650%	N/A (7)	BB	852,000
$65,852	Total $1,000 Par (or similar) Institutional Preferred (cost $68,204,452)				71,273,135

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 7.3%

	Azerbaijan – 0.1%

$590	Republic of Azerbaijan International Bond, 144A	5.125%	9/01/29	BB+	$656,161

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Bermuda – 0.3%

$650	Bermuda Government International Bond, 144A	3.717%	1/25/27	A+	$711,756

230	Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	266,754

1,495	Bermuda Government International Bond, 144A	2.375%	8/20/30	A+	1,480,050
2,375	Total Bermuda				2,458,560

	Brazil – 0.1%

950	Brazilian Government International Bond	3.875%	6/12/30	Ba2	920,977

	Colombia – 0.3%

2,090	Colombia Government International Bond, (3)	3.000%	1/30/30	Baa2	1,975,134

850	Colombia Government International Bond	5.000%	6/15/45	Baa2	828,444
2,940	Total Colombia				2,803,578

	Costa Rica – 0.1%

905	Costa Rica Government International Bond, 144A	5.625%	4/30/43	B	803,196

	Cote d“Ivoire – 0.4%

1,500	Ivory Coast Government International Bond, 144A	5.750%	12/31/32	BB–	1,500,279

2,225	Ivory Coast Government International Bond, 144A	6.125%	6/15/33	BB–	2,352,868
3,725	Total Cote d’Ivoire				3,853,147

	Dominican Republic – 0.3%

12,000	Dominican Republic International Bond, 144A	9.750%	6/05/26	BB–	257,249

1,000	Dominican Republic International Bond, 144A	4.500%	1/30/30	BB–	1,017,510

600	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	612,006

835	Dominican Republic International Bond, 144A	5.300%	1/21/41	BB–	825,824
14,435	Total Dominican Republic				2,712,589

	Ecuador – 0.0%

380	Ecuador Government International Bond, 144A	5.000%	7/31/30	B–	319,204

	Egypt – 0.4%

2,425	Egypt Government International Bond, 144A, (3)	5.577%	2/21/23	B+	2,494,428

1,225	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	1,186,241
3,650	Total Egypt				3,680,669

	El Salvador – 0.2%

1,925	El Salvador Government International Bond, 144A	6.375%	1/18/27	B–	1,429,332

	Ghana – 0.2%

2,200	Ghana Government International Bond, 144A	8.125%	3/26/32	B	2,081,420

	Guatemala – 0.1%

425	Guatemala Government Bond, 144A	4.900%	6/01/30	Ba1	461,129

375	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	431,254
800	Total Guatemala				892,383

	Hungary – 0.1%

650	Hungary Government International Bond, 144A	3.125%	9/21/51	BBB	640,048

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Indonesia – 0.4%

$250	Indonesia Government International Bond, 144A	4.625%	4/15/43	BBB	$283,079

850	Perusahaan Penerbit SBSN Indonesia III, 144A	4.400%	3/01/28	BBB	967,054

1,410	Perusahaan Penerbit SBSN Indonesia III, 144A	2.550%	6/09/31	BBB	1,431,474

490	Perusahaan Penerbit SBSN Indonesia III, 144A	3.550%	6/09/51	BBB	483,772
3,000	Total Indonesia				3,165,379

	Iraq – 0.3%

2,450	Iraq International Bond, 144A	5.800%	1/15/28	N/R	2,359,661

	Israel – 0.1%

1,045	State of Israel	3.800%	5/13/60	AA–	1,160,769

	Jamaica – 0.2%

1,230	Jamaica Government International Bond	6.750%	4/28/28	B+	1,429,752

	Jordan – 0.3%

450	Jordan Government International Bond, 144A	5.750%	1/31/27	B+	480,375

1,700	Jordan Government International Bond, 144A	5.850%	7/07/30	BB–	1,760,401
2,150	Total Jordan				2,240,776

	Kazakhstan – 0.1%

850	Kazakhstan Government International Bond, 144A	4.875%	10/14/44	Baa2	1,041,906

	Kenya – 0.3%

1,000	Republic of Kenya Government International Bond, 144A	7.000%	5/22/27	B+	1,079,560

1,445	Republic of Kenya Government International Bond, 144A	6.300%	1/23/34	B+	1,425,189
2,445	Total Kenya				2,504,749

	Mexico – 0.4%

850	Mexico Government International Bond	3.750%	1/11/28	Baa1	924,027

1,000	Mexico Government International Bond	4.280%	8/14/41	Baa1	1,020,300

1,640	Mexico Government International Bond	4.750%	3/08/44	Baa1	1,745,304
3,490	Total Mexico				3,689,631

	Mongolia – 0.1%

450	Mongolia Government International Bond, 144A	5.125%	4/07/26	B	472,111

795	Mongolia Government International Bond, 144A	4.450%	7/07/31	B	769,921
1,245	Total Mongolia				1,242,032

	Morocco – 0.2%

920	Morocco Government International Bond, 144A	3.000%	12/15/32	BB+	874,037

850	Morocco Government International Bond, 144A	5.500%	12/11/42	BB+	956,532
1,770	Total Morocco				1,830,569

	Nigeria – 0.2%

500	Nigeria Government International Bond, 144A	6.500%	11/28/27	B2	518,130

815	Nigeria Government International Bond, 144A	7.875%	2/16/32	B2	846,614
1,315	Total Nigeria				1,364,744

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oman – 0.2%

$250	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	$277,845

850	Oman Government International Bond, 144A	6.000%	8/01/29	Ba3	893,491

275	Oman Sovereign Sukuk Co, 144A, (3)	4.875%	6/15/30	Ba3	289,276
1,375	Total Oman				1,460,612

	Pakistan – 0.2%

665	Pakistan Government International Bond, 144A	8.250%	9/30/25	B3	720,694

665	Pakistan Government International Bond, 144A	6.875%	12/05/27	B–	668,378
1,330	Total Pakistan				1,389,072

	Panama – 0.2%

1,360	Panama Bonos del Tesoro	3.362%	6/30/31	BBB	1,370,200

	Paraguay – 0.1%

500	Paraguay Government International Bond, 144A	2.739%	1/29/33	Ba1	480,000

385	Paraguay Government International Bond, 144A	5.400%	3/30/50	Ba1	441,791
885	Total Paraguay				921,791

	Qatar – 0.2%

900	Qatar Government International Bond, 144A	3.750%	4/16/30	AA–	1,013,204

850	Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	1,091,927
1,750	Total Qatar				2,105,131

	Romania – 0.0%

274	Romanian Government International Bond, 144A	4.375%	8/22/23	BBB–	292,052

	Rwanda – 0.2%

1,375	Rwanda International Government Bond, 144A	5.500%	8/09/31	B+	1,428,584

	Saudi Arabia – 0.2%

1,890	Saudi Government International Bond, 144A	3.750%	1/21/55	A1	1,971,100

	South Africa – 0.3%

2,450	Republic of South Africa Government International Bond, (3)	5.375%	7/24/44	Ba2	2,312,359

	Turkey – 0.2%

1,550	Turkiye Ihracat Kredi Bankasi AS, 144A	5.750%	7/06/26	B+	1,516,396

	Ukraine – 0.1%

450	Ukraine Government International Bond, 144A	7.750%	9/01/27	B	487,444

390	Ukraine Government International Bond, 144A	9.750%	11/01/28	B	457,353
840	Total Ukraine				944,797

	Uruguay – 0.0%

250	Uruguay Government International Bond	4.125%	11/20/45	BBB	291,457

	Uzbekistan – 0.2%

450	Republic of Uzbekistan Bond, 144A	3.700%	11/25/30	BB–	435,375

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Uzbekistan (continued)

$1,345	Republic of Uzbekistan International Bond, 144A			5.375%	2/20/29	BB–	$1,463,817
1,795	Total Uzbekistan						1,899,192
$73,639	Total Sovereign Debt (cost $63,712,167)						63,183,975

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 6.6% (8)

	Aerospace & Defense – 0.2%

$1,437	TransDigm, Inc., Term Loan E	2.334%	1-Month LIBOR	2.250%	5/30/25	Ba3	$1,420,634

	Airlines – 0.2%

350	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	372,204

175	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	186,365

1,492	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,506,156
2,017	Total Airlines						2,064,725

	Auto Components – 0.1%

848	Clarios Global LP, Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	845,209

446	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	447,185
1,294	Total Auto Components						1,292,394

	Beverages – 0.1%

223	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	223,847

400	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	397,166
623	Total Beverages						621,013

	Building Products – 0.2%

429	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	428,662

980	Quikrete Holdings, Inc., Term Loan, First Lien	2.585%	1-Month LIBOR	2.500%	1/31/27	BB–	972,906
1,409	Total Building Products						1,401,568

	Chemicals – 0.4%

1,110	Messer Industries GmbH, Term Loan	2.584%	3-Month LIBOR	2.500%	3/01/26	BB–	1,106,258

2,436	PolyOne Corporation, Term Loan B5	1.834%	1-Month LIBOR	1.750%	1/30/26	BB+	2,433,534

70	WR Grace Holdings LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	70,339
3,616	Total Chemicals						3,610,131

	Commercial Services & Supplies – 0.7%

987	Amentum Government Services Holdings LLC, Term Loan B	3.584%	1-Month LIBOR	3.500%	1/31/27	B1	988,325

1,870	Filtration Group Corporation, Term Loan, First Lien	3.084%	1-Month LIBOR	3.000%	3/28/25	B	1,862,756

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$249	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB–	$249,489

1,477	Gopher Resource, LLC, Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	1/28/25	B	1,370,259

161	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB–	160,781

123	Prime Security Services Borrower, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	9/23/26	BB–	122,998

160	Prime Security Services Borrower, LLC, Term Loan	3.500%	6-Month LIBOR	2.750%	9/23/26	BB–	160,780

244	Prometric Holdings, Inc., Term Loan, First Lien	4.000%	1-Month LIBOR	3.000%	1/29/25	B2	243,293

768	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B–	771,086
6,039	Total Commercial Services & Supplies						5,929,767

	Construction & Engineering – 0.1%

499	AECOM, Term Loan B	1.834%	1-Month LIBOR	1.750%	4/13/28	BBB–	499,436

500	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	504,375
999	Total Construction & Engineering						1,003,811

	Containers & Packaging – 0.2%

499	Plaze, Inc., Term Loan B	3.584%	1-Month LIBOR	3.500%	8/03/26	B	496,555

246	Pregis TopCo Corporation, Term Loan, First Lien	4.084%	1-Month LIBOR	4.000%	8/01/26	B2	246,239

302	Reynolds Consumer Products LLC, Term Loan	1.834%	1-Month LIBOR	1.750%	2/04/27	BBB–	301,863

248	Reynolds Group Holdings Inc. , Term Loan B2	3.334%	1-Month LIBOR	3.250%	2/05/26	B+	246,729

195	Tank Holding Corp., Term Loan	3.592%	1-Month LIBOR	3.500%	3/26/26	B2	195,418

1	Tank Holding Corp., Term Loan	3.592%	3-Month LIBOR	3.500%	3/26/26	B2	499
1,491	Total Containers & Packaging						1,487,303

	Distributors – 0.1%

455	Univar Solutions USA Inc., Term Loan B6	2.084%	1-Month LIBOR	2.000%	6/03/28	BBB–	454,676

	Diversified Telecommunication Services – 0.0%

312	Zayo Group Holdings, Inc., Term Loan	3.084%	1-Month LIBOR	3.000%	3/09/27	B1	309,387

	Electrical Equipment – 0.0%

400	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	401,450

	Energy Equipment & Services – 0.1%

539	Apergy Corporation, Term Loan	6.000%	3-Month LIBOR	5.000%	6/03/27	BBB–	549,507

	Food & Staples Retailing – 0.0%

198	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B–	198,760

	Food Products – 0.2%

480	Hostess Brands, LLC, Term Loan	3.000%	1-Month LIBOR	2.250%	8/03/25	BB–	478,531

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Food Products (continued)

$1,269	Hostess Brands, LLC, Term Loan	3.000%	3-Month LIBOR	2.250%	8/03/25	BB–	$1,267,133
1,749	Total Food Products						1,745,664

	Health Care Providers & Services – 0.4%

1,178	Gentiva Health Services, Inc., Term Loan	2.834%	1-Month LIBOR	2.750%	7/02/25	BB+	1,178,767

1,153	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.835%	1-Month LIBOR	3.750%	11/16/25	B1	1,152,865

1,482	Select Medical Corporation, Term Loan B	2.340%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,475,970
3,813	Total Health Care Providers & Services						3,807,602

	Health Care Technology – 0.1%

10	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	10,044

1,126	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	1,126,071
1,136	Total Health Care Technology						1,136,115

	Hotels, Restaurants & Leisure – 0.1%

297	Caesars Resort Collection, LLC, Term Loan B1	3.583%	3-Month LIBOR	3.500%	7/20/25	B+	297,597

496	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	497,607

490	Scientific Games International, Inc., Term Loan B5	2.834%	1-Month LIBOR	2.750%	8/14/24	B+	488,288
1,283	Total Hotels, Restaurants & Leisure						1,283,492

	Household Durables – 0.0%

13	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	B1	13,215

437	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	437,845
450	Total Household Durables						451,060

	Insurance – 0.4%

1,584	AssuredPartners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	2/13/27	B1	1,585,115

491	Hub International Limited, Term Loan B	4.000%	3-Month LIBOR	3.250%	4/25/25	B	492,186

16	OneDigital Borrower LLC, Delayed Draw Term Loan	5.250%	3-Month LIBOR	5.250%	10/29/27	N/R	15,710

483	OneDigital Borrower LLC, Term Loan	5.250%	3-Month LIBOR	4.500%	10/29/27	N/R	485,783

491	USI, Inc., Repriced Term Loan	3.132%	3-Month LIBOR	3.000%	5/16/24	B	488,330
3,065	Total Insurance						3,067,124

	Interactive Media & Services – 0.1%

748	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	743,535

	Internet & Direct Marketing Retail – 0.1%

473	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	473,710

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Internet Software & Services – 0.1%

$498	IGT Holding IV AB, Term Loan	4.250%	3-Month LIBOR	3.750%	3/29/28	B	$499,368

	IT Services – 0.2%

1,770	NeuStar, Inc., Term Loan B5	5.500%	1-Month LIBOR	4.500%	8/08/24	B+	1,774,564

	Life Sciences Tools & Services – 0.3%

323	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	324,285

2,447	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	2,445,846
2,770	Total Life Sciences Tools & Services						2,770,131

	Machinery – 0.1%

748	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	750,145

440	Vertical US Newco Inc, Term Loan B	4.000%	3-Month LIBOR	3.500%	7/31/27	B+	440,999
1,188	Total Machinery						1,191,144

	Media – 0.2%

298	Banijay Entertainment S.A.S, Term Loan	3.833%	1-Month LIBOR	3.750%	3/01/25	B1	297,610

173	Cablevision Lightpath LLC, Term Loan B	3.750%	1-Month LIBOR	3.250%	12/01/27	B+	174,078

1,050	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB–	1,051,859
1,521	Total Media						1,523,547

	Metals & Mining – 0.1%

485	Zekelman Industries, Inc., Term Loan	2.083%	1-Month LIBOR	2.000%	1/24/27	BB+	480,987

	Oil, Gas & Consumable Fuels – 0.1%

246	Delek US Holdings, Inc., Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	247,050

47	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	47,328

437	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	436,876
730	Total Oil, Gas & Consumable Fuels						731,254

	Paper & Forest Products – 0.1%

866	Asplundh Tree Expert, LLC, Term Loan B	1.834%	1-Month LIBOR	1.750%	9/04/27	BBB–	864,145

	Pharmaceuticals – 0.5%

652	Bausch Health Companies Inc., Term Loan B	3.084%	1-Month LIBOR	3.000%	6/02/25	BB	651,396

1,425	Endo Luxembourg Finance Company I S.a r.l., Term Loan	6.000%	3-Month LIBOR	5.000%	3/25/28	B–	1,396,520

2,244	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	2,249,997

500	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	501,875
4,821	Total Pharmaceuticals						4,799,788

	Professional Services – 0.2%

1,675	Dun & Bradstreet Corporation (The), Term Loan	3.336%	1-Month LIBOR	3.250%	2/08/26	BB+	1,675,408

	Semiconductors & Semiconductor Equipment – 0.1%

849	Ultra Clean Holdings, Inc, Term Loan B	3.834%	1-Month LIBOR	3.750%	8/27/25	B1	851,194

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Software – 0.0%

$319	Camelot U.S. Acquisition 1 Co., Term Loan B	3.084%	1-Month LIBOR	3.000%	10/31/26	B1	$318,880

124	Ultimate Software Group Inc(The), Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	124,159
443	Total Software						443,039

	Specialty Retail – 0.3%

1,000	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB–	1,003,570

1,955	Staples, Inc., Term Loan	5.126%	3-Month LIBOR	5.000%	4/12/26	B	1,869,469
2,955	Total Specialty Retail						2,873,039

	Technology Hardware, Storage & Peripherals – 0.2%

330	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB–	330,292

1,114	Western Digital Corporation, Term Loan B4	1.838%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,115,706
1,444	Total Technology Hardware, Storage & Peripherals						1,445,998

	Textiles, Apparel & Luxury Goods – 0.2%

1,363	Samsonite International S.A., Term Loan B	1.834%	1-Month LIBOR	1.750%	4/25/25	Ba2	1,341,302

	Wireless Telecommunication Services – 0.1%

1,000	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	1,002,605
$57,924	Total Variable Rate Senior Loan Interests (cost $57,503,313)						57,720,941

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 6.0% (10)

	Banks – 5.3%

$1,650	Banco Bilbao Vizcaya Argentaria SA			6.500%	N/A (7)	Ba2	$1,794,375

1,480	Banco Mercantil del Norte SA/Grand Cayman, 144A			6.750%	N/A (7)	Ba2	1,561,400

4,460	Banco Santander SA			4.750%	N/A (7)	Ba1	4,542,822

1,375	Bancolombia SA			4.625%	12/18/29	Ba3	1,392,187

1,250	Bangkok Bank PCL/Hong Kong, 144A			5.000%	N/A (7)	Ba1	1,300,000

3,990	Barclays PLC			6.125%	N/A (7)	BBB–	4,416,451

3,630	BNP Paribas SA, 144A			6.625%	N/A (7)	BBB	3,928,386

2,215	Credit Agricole SA, 144A			8.125%	N/A (7)	BBB	2,674,612

3,395	HSBC Holdings PLC			6.000%	N/A (7)	BBB	3,721,769

595	Intesa Sanpaolo SpA, 144A			7.700%	N/A (7)	BB–	672,285

1,700	Itau Unibanco Holding SA/Cayman Island, 144A			3.875%	4/15/31	B1	1,648,167

2,265	Lloyds Banking Group PLC			7.500%	N/A (7)	Baa3	2,627,646

1,500	Lloyds Banking Group PLC			7.500%	N/A (7)	Baa3	1,678,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (7)	BB+	$2,192,000

1,700	Mizrahi Tefahot Bank Ltd, 144A	3.077%	4/07/31	BBB	1,719,125

2,000	Natwest Group PLC	8.000%	N/A (7)	BBB–	2,362,500

1,130	NatWest Group PLC	6.000%	N/A (7)	BBB–	1,264,617

1,925	NatWest Group PLC	4.600%	N/A (7)	BBB–	1,934,240

2,540	Nordea Bank Abp, 144A	6.625%	N/A (7)	BBB+	2,919,425

1,760	Societe Generale SA, 144A, (3)	4.750%	N/A (7)	BB+	1,798,509
42,560	Total Banks				46,148,641

	Capital Markets – 0.7%

2,000	Credit Suisse Group AG, 144A	6.375%	N/A (7)	BB+	2,195,000

2,105	Deutsche Bank AG	6.000%	N/A (7)	BB–	2,215,513

1,000	UBS Group AG, 144A, (3)	3.875%	N/A (7)	BBB	999,890

640	UBS Group AG, 144A	7.000%	N/A (7)	BBB	698,214
5,745	Total Capital Markets				6,108,617
$48,305	Total Contingent Capital Securities (cost $50,772,581)				52,257,258

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Diversified Financial Services – 0.2%

14,600	AgriBank FCB, (11)	6.875%		BBB+	$1,569,500

	Insurance – 0.4%

49,000	Assurant Inc	5.250%		BB+	1,323,980

70,000	Enstar Group Ltd	7.000%		BB+	2,050,300
	Total Insurance				3,374,280
	Total $25 Par (or similar) Retail Preferred (cost $4,435,000)				4,943,780

Principal Amount (000)	Description (1)		Optional Call Provisions (12)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.1%

	New York – 0.1%

$790	New York Transportation Development Corporation, New York, Lease Revenue Bonds, Fuller Road Management Corporarion – Nanotechnology Facilities Project, Refunding Series 2020, 4.248%, 9/01/35		No Opt. Call	A+	$878,369
$790	Total Municipal Bonds (cost $790,000)				878,369
	Total Long-Term Investments (cost $835,365,061)				849,515,808

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.9%

	MONEY MARKET FUNDS – 1.9%

16,645,863	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.030% (14)		$16,645,863
	Total Investments Purchased with Collateral from Securities Lending (cost $16,645,863)			16,645,863

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.1%

	REPURCHASE AGREEMENTS – 6.1%

$52,752	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $52,751,909, collateralized by $47,261,100, U.S. Treasury Inflation Indexed Bonds, 0.125%, due 4/15/22, value $53,807,043	0.000%	10/01/21	$52,751,909
	Total Short-Term Investments (cost $52,751,909)			52,751,909
	Total Investments (cost $904,762,833) – 105.6%			918,913,580
	Other Assets Less Liabilities – (5.6)% (15)			(48,850,187)
	Net Assets – 100%			$870,063,393

Investments in Derivatives

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(200)	12/21	$(24,701,817)	$(24,548,438)	$153,379	$(17,188)
U.S. Treasury Ultra 10-Year Note	(200)	12/21	(29,580,850)	(29,050,000)	530,850	(34,375)
Total			$(54,282,667)	$(53,598,438)	$684,229	$(51,563)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$350,231,834	$—	$350,231,834
Asset-Backed and Mortgage-Backed Securities	—	246,688,687	2,337,829	249,026,516
$1,000 Par (or similar) Institutional Preferred	—	71,273,135	—	71,273,135
Sovereign Debt	—	63,183,975	—	63,183,975
Variable Rate Senior Loan Interests	—	57,720,941	—	57,720,941
Contingent Capital Securities	—	52,257,258	—	52,257,258
$25 Par (or similar) Retail Preferred	3,374,280	1,569,500	—	4,943,780
Municipal Bonds	—	878,369	—	878,369
Investments Purchased with Collateral from Securities Lending	16,645,863	—	—	16,645,863
Short-Term Investments:
Repurchase Agreements	—	52,751,909	—	52,751,909
Investments in Derivatives:
Futures Contracts*	684,229	—	—	684,229
Total	$20,704,372	$896,555,608	$2,337,829	$919,597,809
*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2021

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16,121,864.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(11)	For fair value measurement disclosure purposes, investment classified as Level 2.

(12)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(13)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(14)	The rate shown is the one-day yield as of the end of the reporting period.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

SOFR30A	30 Day Average Secured Overnight Financing Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.